UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21866

NEXPOINT FUNDS I

(Exact name of registrant as specified in charter)

300 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

NexPoint Asset Management, L.P.

300 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a) A copy of the Annual Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

(b) Not applicable.

NexPoint Funds I

NexPoint Event Driven Fund

Class A Shares - HHCAX

Annual Shareholder Report: June 30, 2026

This annual shareholder report contains important information about Class A Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class A Shares	$210	2.08%

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2026, the NexPoint Event Driven Fund (the “Fund”) Class A returned 1.76% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.79%. This underperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Event Driven Fund ensures non-correlated returns to traditional indices.

• Top Contributor: Lionsgate Studios

• Top Detractor: Fermi

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	Class A Shares, With LoadFootnote Reference*	Class A Shares, Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	S&P 500 Index (USD) (TR)Footnote Reference†
Jun/16	$9,450	$10,000	$10,000	$10,000
Jun/17	$9,516	$10,070	$9,969	$11,790
Jun/18	$10,706	$11,329	$9,929	$13,484
Jun/19	$11,639	$12,316	$10,710	$14,889
Jun/20	$12,762	$13,504	$11,646	$16,006
Jun/21	$15,081	$15,959	$11,608	$22,536
Jun/22	$11,441	$12,107	$10,413	$20,144
Jun/23	$11,903	$12,596	$10,315	$24,091
Jun/24	$12,867	$13,616	$10,587	$30,006
Jun/25	$13,448	$14,231	$11,230	$34,556
Jun/26	$13,685	$14,482	$11,656	$42,271

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Call 1-877-655-1287 or visit https://www.nexpoint.com/funds/event-driven-fund/ for current month-end performance.

Footnote	Description
Footnote*	Reflects 5.50% maximum sales charge.
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of June 30, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Event Driven Fund
Class A Shares, With LoadFootnote Reference*	-3.81%	-3.02%	3.19%
Class A Shares, Without Load	1.76%	-1.92%	3.77%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	3.79%	0.08%	1.54%
S&P 500 Index (USD) (TR)Footnote Reference†	22.32%	13.41%	15.51%

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$74,019,986	85	$573,861	243%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Common Stocks Sold Short	-30.6%
Derivative Contracts (Net)	-0.3%
Warrants	0.0%
Rights	0.1%
Purchased Put Options	0.3%
Repurchase Agreements	0.5%
Master Limited Partnerships	3.5%
Cash Equivalents	4.7%
Common Stocks	101.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Fermi, Inc.	6.0%
TopBuild	5.1%
James Hardie Industries PLC	4.9%
Kyivstar Group	4.8%
Lionsgate Studios Corp.	4.7%
Short Securities
Trex, Inc.	-3.3%
Masco	-3.3%
QXO	-2.1%
Shell ADR	-2.1%
Warby Parker	-1.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/event-driven-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-877-655-1287. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Event Driven Fund / Class A Shares - HHCAX

Annual Shareholder Report: June 30, 2026

HHCAX-AR-2026

NexPoint Funds I

NexPoint Event Driven Fund

Class C Shares - HHCCX

Annual Shareholder Report: June 30, 2026

This annual shareholder report contains important information about Class C Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class C Shares	$275	2.73%

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2026, the NexPoint Event Driven Fund (the “Fund”) Class C returned 1.11% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.79%. This underperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Event Driven Fund ensures non-correlated returns to traditional indices.

• Top Contributor: Lionsgate Studios

• Top Detractor: Fermi

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	Class C Shares, With LoadFootnote Reference*	Class C Shares, Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	S&P 500 Index (USD) (TR)Footnote Reference†
Jun/16	$9,900	$10,000	$10,000	$10,000
Jun/17	$9,909	$10,009	$9,969	$11,790
Jun/18	$11,182	$11,182	$9,929	$13,484
Jun/19	$12,081	$12,081	$10,710	$14,889
Jun/20	$13,162	$13,162	$11,646	$16,006
Jun/21	$15,454	$15,454	$11,608	$22,536
Jun/22	$11,650	$11,650	$10,413	$20,144
Jun/23	$12,044	$12,044	$10,315	$24,091
Jun/24	$12,939	$12,939	$10,587	$30,006
Jun/25	$13,434	$13,434	$11,230	$34,556
Jun/26	$13,583	$13,583	$11,656	$42,271

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Call 1-877-655-1287 or visit https://www.nexpoint.com/funds/event-driven-fund/ for current month-end performance.

* Reflects 1.00% maximum deferred sales change applicable to redemptions within the first year.

Footnote	Description
Footnote*	Reflects 1.00% maximum deferred sales charge applicable to redemptions within the first year.
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of June 30, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Event Driven Fund
Class C Shares, With LoadFootnote Reference*	0.11%	-2.55%	3.11%
Class C Shares, Without Load	1.11%	-2.55%	3.11%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	3.79%	0.08%	1.54%
S&P 500 Index (USD) (TR)Footnote Reference†	22.32%	13.41%	15.51%

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$74,019,986	85	$573,861	243%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Common Stocks Sold Short	-30.6%
Derivative Contracts (Net)	-0.3%
Warrants	0.0%
Rights	0.1%
Purchased Put Options	0.3%
Repurchase Agreements	0.5%
Master Limited Partnerships	3.5%
Cash Equivalents	4.7%
Common Stocks	101.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Fermi, Inc.	6.0%
TopBuild	5.1%
James Hardie Industries PLC	4.9%
Kyivstar Group	4.8%
Lionsgate Studios Corp.	4.7%
Short Securities
Trex, Inc.	-3.3%
Masco	-3.3%
QXO	-2.1%
Shell ADR	-2.1%
Warby Parker	-1.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/event-driven-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-877-655-1287. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Event Driven Fund / Class C Shares - HHCCX

Annual Shareholder Report: June 30, 2026

HHCCX-AR-2026

NexPoint Funds I

NexPoint Event Driven Fund

Class Z Shares - HHCZX

Annual Shareholder Report: June 30, 2026

This annual shareholder report contains important information about Class Z Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class Z Shares	$175	1.73%

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2026, the NexPoint Event Driven Fund (the “Fund”) Class Z returned 2.15% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.79%. This underperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Event Driven Fund ensures non-correlated returns to traditional indices.

• Top Contributor: Lionsgate Studios

• Top Detractor: Fermi

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	NexPoint Event Driven Fund, Class Z Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	S&P 500 Index (USD) (TR)Footnote Reference*
Jun/16	$10,000	$10,000	$10,000
Jun/17	$10,118	$9,969	$11,790
Jun/18	$11,418	$9,929	$13,484
Jun/19	$12,456	$10,710	$14,889
Jun/20	$13,715	$11,646	$16,006
Jun/21	$16,259	$11,608	$22,536
Jun/22	$12,379	$10,413	$20,144
Jun/23	$12,924	$10,315	$24,091
Jun/24	$14,023	$10,587	$30,006
Jun/25	$14,708	$11,230	$34,556
Jun/26	$15,024	$11,656	$42,271

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-877-655-1287 or visit https://www.nexpoint.com/funds/event-driven-fund/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of June 30, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Event Driven Fund, Class Z Shares	2.15%	-1.57%	4.15%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	3.79%	0.08%	1.54%
S&P 500 Index (USD) (TR)Footnote Reference*	22.32%	13.41%	15.51%

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$74,019,986	85	$573,861	243%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Common Stocks Sold Short	-30.6%
Derivative Contracts (Net)	-0.3%
Warrants	0.0%
Rights	0.1%
Purchased Put Options	0.3%
Repurchase Agreements	0.5%
Master Limited Partnerships	3.5%
Cash Equivalents	4.7%
Common Stocks	101.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Fermi, Inc.	6.0%
TopBuild	5.1%
James Hardie Industries PLC	4.9%
Kyivstar Group	4.8%
Lionsgate Studios Corp.	4.7%
Short Securities
Trex, Inc.	-3.3%
Masco	-3.3%
QXO	-2.1%
Shell ADR	-2.1%
Warby Parker	-1.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/event-driven-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-877-655-1287. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Event Driven Fund / Class Z Shares - HHCZX

Annual Shareholder Report: June 30, 2026

HHCZX-AR-2026

NexPoint Funds I

NexPoint Merger Arbitrage Fund

Class A Shares - HMEAX

Annual Shareholder Report: June 30, 2026

This annual shareholder report contains important information about Class A Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class A Shares	$202	1.97%

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2026, the NexPoint Merger Arbitrage Fund (the “Fund”) Class A returned 4.82% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.79%. This outperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the Fund’s lower sensitivity to interest rate movements and its focus on idiosyncratic opportunities. Our correlation to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) remained low at -0.012 for the period. The opportunities within the Merger Arbitrage space remain attractive and the Fund’s consistent performance is attributable to our active management of the Fund.

• Top Contributor: Two Harbors (TWO) / CrossCountry Mortgage (private) - On March 27, 2026, CrossCountry Mortgage announced the acquisition of Two Harbors Investment Corp. (TWO). Two Harbors is a publicly traded mortgage REIT that invests in mortgage servicing rights, agency residential mortgage-backed securities, and other mortgage-related assets.

• Top Detractor: Essential Utilities (WTRG) / American Water Works (AWK) - On October 27, 2025, American Water Works (AWK) announced the acquisition of Essential Utilities (WTRG) for approximately $19.8 billion. Essential Utilities is among the largest publicly traded water, wastewater, and natural-gas providers in the United States, serving roughly 5.5 million people across nine states — Pennsylvania, Ohio, Texas, Illinois, North Carolina, New Jersey, Indiana, Virginia, and Kentucky.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Class A Shares, With LoadFootnote Reference*	Class A Shares, Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†
Aug/16	$9,450	$10,000	$10,000
Jun/17	$10,270	$10,867	$9,934
Jun/18	$10,489	$11,099	$9,895
Jun/19	$11,089	$11,734	$10,674
Jun/20	$11,950	$12,645	$11,606
Jun/21	$12,907	$13,659	$11,568
Jun/22	$13,216	$13,986	$10,377
Jun/23	$13,376	$14,155	$10,280
Jun/24	$14,388	$15,226	$10,550
Jun/25	$15,177	$16,060	$11,191
Jun/26	$15,908	$16,834	$11,616

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Call 1-877-655-1287 or visit https://www.nexpoint.com/funds/merger-arbitrage/ for current month-end performance.

Footnote	Description
Footnote*	Reflects 5.50% maximum sales charge.
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of June 30, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
NexPoint Merger Arbitrage Fund
Class A Shares, With LoadFootnote Reference*	-0.95%	3.10%	4.82%
Class A Shares, Without Load	4.82%	4.27%	5.42%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	3.79%	0.08%	1.53%

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,491,976,674	89	$10,564,689	377%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Common Stocks Sold Short	-10.9%
Derivative Contracts (Net)	0.1%
Rights	0.0%
Warrants	0.0%
Repurchase Agreement	0.0%
Corporate Obligations	2.3%
Cash Equivalents	3.8%
U.S. Senior Loans	7.8%
Common Stocks	88.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Nuvalent	5.0%
Global Business Travel Group I	5.0%
Taylor Morrison Home	4.9%
TopBuild	4.9%
Essential Utilities	4.5%
Short Securities
American Water Works	-4.7%
Shell ADR	-2.1%
QXO	-2.0%
Fox	-0.9%
GFL Environmental	-0.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/merger-arbitrage/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-877-655-1287. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Merger Arbitrage Fund / Class A Shares - HMEAX

Annual Shareholder Report: June 30, 2026

HMEAX-AR-2026

NexPoint Funds I

NexPoint Merger Arbitrage Fund

Class C Shares - HMECX

Annual Shareholder Report: June 30, 2026

This annual shareholder report contains important information about Class C Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class C Shares	$267	2.62%

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2026, the NexPoint Merger Arbitrage Fund (the “Fund”) Class C returned 4.13% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.79%. This outperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the Fund’s lower sensitivity to interest rate movements and its focus on idiosyncratic opportunities. Our correlation to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) remained low at -0.012 for the period. The opportunities within the Merger Arbitrage space remain attractive and the Fund’s consistent performance is attributable to our active management of the Fund.

• Top Contributor: Two Harbors (TWO) / CrossCountry Mortgage (private) - On March 27, 2026, CrossCountry Mortgage announced the acquisition of Two Harbors Investment Corp. (TWO). Two Harbors is a publicly traded mortgage REIT that invests in mortgage servicing rights, agency residential mortgage-backed securities, and other mortgage-related assets.

• Top Detractor: Essential Utilities (WTRG) / American Water Works (AWK) - On October 27, 2025, American Water Works (AWK) announced the acquisition of Essential Utilities (WTRG) for approximately $19.8 billion. Essential Utilities is among the largest publicly traded water, wastewater, and natural-gas providers in the United States, serving roughly 5.5 million people across nine states — Pennsylvania, Ohio, Texas, Illinois, North Carolina, New Jersey, Indiana, Virginia, and Kentucky.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Class C Shares, With LoadFootnote Reference*	Class C Shares, Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†
Dec/16	$10,133	$10,236	$9,713
Jun/17	$10,698	$10,806	$9,934
Jun/18	$10,971	$10,971	$9,895
Jun/19	$11,519	$11,519	$10,674
Jun/20	$12,326	$12,326	$11,606
Jun/21	$13,231	$13,231	$11,568
Jun/22	$13,454	$13,454	$10,377
Jun/23	$13,531	$13,531	$10,280
Jun/24	$14,468	$14,468	$10,550
Jun/25	$15,155	$15,155	$11,191
Jun/26	$15,780	$15,780	$11,616

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Call 1-877-655-1287 or visit https://www.nexpoint.com/funds/merger-arbitrage/ for current month-end performance.

* Reflects 1.00% maximum deferred sales change applicable to redemptions within the first year.

Footnote	Description
Footnote*	Reflects 1.00% maximum deferred sales charge applicable to redemptions within the first year.
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of June 30, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
NexPoint Merger Arbitrage Fund
Class C Shares, With LoadFootnote Reference*	3.13%	3.59%	4.73%
Class C Shares, Without Load	4.13%	3.59%	4.73%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	3.79%	0.08%	1.53%

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,491,976,674	89	$10,564,689	377%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Common Stocks Sold Short	-10.9%
Derivative Contracts (Net)	0.1%
Rights	0.0%
Warrants	0.0%
Repurchase Agreement	0.0%
Corporate Obligations	2.3%
Cash Equivalents	3.8%
U.S. Senior Loans	7.8%
Common Stocks	88.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Nuvalent	5.0%
Global Business Travel Group I	5.0%
Taylor Morrison Home	4.9%
TopBuild	4.9%
Essential Utilities	4.5%
Short Securities
American Water Works	-4.7%
Shell ADR	-2.1%
QXO	-2.0%
Fox	-0.9%
GFL Environmental	-0.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/merger-arbitrage/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-877-655-1287. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Merger Arbitrage Fund / Class C Shares - HMECX

Annual Shareholder Report: June 30, 2026

HMECX-AR-2026

NexPoint Funds I

NexPoint Merger Arbitrage Fund

Class Z Shares - HMEZX

Annual Shareholder Report: June 30, 2026

This annual shareholder report contains important information about Class Z Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class Z Shares	$166	1.62%

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2026, the NexPoint Merger Arbitrage Fund (the “Fund”) Class Z returned 5.17% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.79%. This outperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the Fund’s lower sensitivity to interest rate movements and its focus on idiosyncratic opportunities. Our correlation to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) remained low at -0.19 for the period. The opportunities within the Merger Arbitrage space remain attractive and the Fund’s consistent performance is attributable to our active management of the Fund.

• Top Contributor: Two Harbors (TWO) / CrossCountry Mortgage (private) - On March 27, 2026, CrossCountry Mortgage announced the acquisition of Two Harbors Investment Corp. (TWO). Two Harbors is a publicly traded mortgage REIT that invests in mortgage servicing rights, agency residential mortgage-backed securities, and other mortgage-related assets.

• Top Detractor: Essential Utilities (WTRG) / American Water Works (AWK) - On October 27, 2025, American Water Works (AWK) announced the acquisition of Essential Utilities (WTRG) for approximately $19.8 billion. Essential Utilities is among the largest publicly traded water, wastewater, and natural-gas providers in the United States, serving roughly 5.5 million people across nine states — Pennsylvania, Ohio, Texas, Illinois, North Carolina, New Jersey, Indiana, Virginia, and Kentucky.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	NexPoint Merger Arbitrage Fund, Class Z Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jun/16	$10,000	$10,000
Jun/17	$10,986	$9,969
Jun/18	$11,269	$9,929
Jun/19	$11,952	$10,710
Jun/20	$12,918	$11,646
Jun/21	$14,007	$11,608
Jun/22	$14,390	$10,413
Jun/23	$14,622	$10,315
Jun/24	$15,784	$10,587
Jun/25	$16,705	$11,230
Jun/26	$17,569	$11,656

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-877-655-1287 or visit https://www.nexpoint.com/funds/merger-arbitrage/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of June 30, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Merger Arbitrage Fund, Class Z Shares	5.17%	4.64%	5.80%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	3.79%	0.08%	1.54%

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,491,976,674	89	$10,564,689	377%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Common Stocks Sold Short	-10.9%
Derivative Contracts (Net)	0.1%
Rights	0.0%
Warrants	0.0%
Repurchase Agreement	0.0%
Corporate Obligations	2.3%
Cash Equivalents	3.8%
U.S. Senior Loans	7.8%
Common Stocks	88.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Nuvalent	5.0%
Global Business Travel Group I	5.0%
Taylor Morrison Home	4.9%
TopBuild	4.9%
Essential Utilities	4.5%
Short Securities
American Water Works	-4.7%
Shell ADR	-2.1%
QXO	-2.0%
Fox	-0.9%
GFL Environmental	-0.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/merger-arbitrage/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-877-655-1287. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Merger Arbitrage Fund / Class Z Shares - HMEZX

Annual Shareholder Report: June 30, 2026

HMEZX-AR-2026

NexPoint Funds I

NexPoint Credit Catalyst Fund

Class A Shares - NEDAX

Annual Shareholder Report: June 30, 2026

This annual shareholder report contains important information about Class A Shares of the NexPoint Credit Catalyst Fund (the "Fund") for the period from July 2, 2025 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/credit-catalyst-fund/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Credit Catalyst Fund, Class A Shares	$200	1.99%

How did the Fund perform in the period?

For the twelve-month period ended June 30, 2026, the NexPoint Credit Catalyst Fund (the “Fund”) Class A returned 1.39% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.97%. This underperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Credit Catalyst Fund ensures non-correlated returns to traditional indices.

• Top Contributor: Shelf Drilling

• Top Detractor: Dye & Durham, Corp. Term Loan

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Class A Shares , With LoadFootnote Reference*	Class A Shares , Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†
Jul/25	$9,450	$10,000	$10,000
Jul/25	$9,465	$10,016	$9,991
Aug/25	$9,503	$10,056	$10,110
Sep/25	$9,567	$10,124	$10,221
Oct/25	$9,567	$10,124	$10,285
Nov/25	$9,571	$10,128	$10,348
Dec/25	$9,435	$9,984	$10,333
Jan/26	$9,537	$10,092	$10,344
Feb/26	$9,455	$10,005	$10,514
Mar/26	$9,433	$9,982	$10,328
Apr/26	$9,497	$10,050	$10,340
May/26	$9,548	$10,104	$10,372
Jun/26	$9,582	$10,139	$10,397

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception on July 2, 2025. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Call 1-877-655-1287 or visit https://www.nexpoint.com/funds/credit-catalyst-fund/ for current month-end performance.

Footnote	Description
Footnote*	Reflects 5.50% maximum sales charge.
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of June 30, 2026

Table Summary
Fund/Index Name	Cumulative Since Inception
NexPoint Credit Catalyst Fund
Class A Shares , With LoadFootnote Reference*	-4.20%
Class A Shares , Without Load	1.39%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	3.97%

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,646,376	39	$-Footnote Reference*	136%
Footnote	Description
Footnote*	Advisory fees have been waived.

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Reverse Repurchase Agreements	-9.0%
Exchange-Traded Funds Sold Short	-8.3%
Common Stock Sold Short	-1.4%
Preferred Stock	1.8%
Cash Equivalents	13.8%
Mortgage-Backed Securities	33.0%
U.S. Senior Loans	35.2%
Corporate Obligations	40.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Table Summary
Holding Name	Percentage of Total Net Assets
Long Securities
Olaplex, Inc., Initial Term Loan, 7.33%, 2/23/2029	5.9%
Extended Stay America Trust, 5.88%, 2/15/2043	5.5%
EchoStar	4.2%
ESTN Trust, 6.69%, 5/12/2046	4.0%
DBC Mortgage Trust, 6.23%, 11/15/2042	3.9%
Short Securities
State Street SPDR S&P Retail ETF	-3.4%
State Street Communication Services Select Sector SPDR ETF	-2.9%
iShares iBoxx USD High Yield Corporate Bond ETF	-2.0%
Oracle	-1.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/credit-catalyst-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-877-655-1287. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Credit Catalyst Fund / Class A Shares - NEDAX

Annual Shareholder Report: June 30, 2026

NEDAX-AR-2026

NexPoint Funds I

NexPoint Credit Catalyst Fund

Class C Shares - NEDCX

Annual Shareholder Report: June 30, 2026

This annual shareholder report contains important information about Class C Shares of the NexPoint Credit Catalyst Fund (the "Fund") for the period from July 2, 2025 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/credit-catalyst-fund/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Credit Catalyst Fund, Class C Shares	$266	2.64%

How did the Fund perform in the period?

For the twelve-month period ended June 30, 2026, the NexPoint Credit Catalyst Fund (the “Fund”) Class C returned 2.08% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.97%. This underperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Credit Catalyst Fund ensures non-correlated returns to traditional indices.

• Top Contributor: Shelf Drilling

• Top Detractor: Dye & Durham, Corp. Term Loan

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Class C Shares , With LoadFootnote Reference*	Class C Shares , Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†
Jul/25	$10,000	$10,000	$10,000
Jul/25	$9,912	$10,012	$9,991
Aug/25	$9,967	$10,068	$10,110
Sep/25	$10,047	$10,148	$10,221
Oct/25	$10,047	$10,148	$10,285
Nov/25	$10,058	$10,160	$10,348
Dec/25	$9,920	$10,020	$10,333
Jan/26	$10,031	$10,132	$10,344
Feb/26	$9,949	$10,049	$10,514
Mar/26	$9,934	$10,034	$10,328
Apr/26	$10,009	$10,110	$10,340
May/26	$10,063	$10,164	$10,372
Jun/26	$10,106	$10,208	$10,397

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception on July 2, 2025. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Call 1-877-655-1287 or visit https://www.nexpoint.com/funds/credit-catalyst-fund/ for current month-end performance.

Footnote	Description
Footnote*	Reflects 1.00% maximum deferred sales charge applicable to redemptions within the first year.
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of June 30, 2026

Table Summary
Fund/Index Name	Cumulative Since Inception
NexPoint Credit Catalyst Fund
Class C Shares , With LoadFootnote Reference*	1.09%
Class C Shares , Without Load	2.08%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	3.97%

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,646,376	39	$-Footnote Reference*	136%
Footnote	Description
Footnote*	Advisory fees have been waived.

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Reverse Repurchase Agreements	-9.0%
Exchange-Traded Funds Sold Short	-8.3%
Common Stock Sold Short	-1.4%
Preferred Stock	1.8%
Cash Equivalents	13.8%
Mortgage-Backed Securities	33.0%
U.S. Senior Loans	35.2%
Corporate Obligations	40.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Table Summary
Holding Name	Percentage of Total Net Assets
Long Securities
Olaplex, Inc., Initial Term Loan, 7.33%, 2/23/2029	5.9%
Extended Stay America Trust, 5.88%, 2/15/2043	5.5%
EchoStar	4.2%
ESTN Trust, 6.69%, 5/12/2046	4.0%
DBC Mortgage Trust, 6.23%, 11/15/2042	3.9%
Short Securities
State Street SPDR S&P Retail ETF	-3.4%
State Street Communication Services Select Sector SPDR ETF	-2.9%
iShares iBoxx USD High Yield Corporate Bond ETF	-2.0%
Oracle	-1.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/credit-catalyst-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-877-655-1287. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Credit Catalyst Fund / Class C Shares - NEDCX

Annual Shareholder Report: June 30, 2026

NEDCX-AR-2026

NexPoint Funds I

NexPoint Credit Catalyst Fund

Class Z Shares - NEDZX

Annual Shareholder Report: June 30, 2026

This annual shareholder report contains important information about Class Z Shares of the NexPoint Credit Catalyst Fund (the "Fund") for the period from July 2, 2025 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/credit-catalyst-fund/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Credit Catalyst Fund, Class Z Shares	$166	1.64%

How did the Fund perform in the period?

For the twelve-month period ended June 30, 2026, the NexPoint Credit Catalyst Fund (the “Fund”) Class Z returned 2.58% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.97%. This underperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Credit Catalyst Fund ensures non-correlated returns to traditional indices.

• Top Contributor: Shelf Drilling

• Top Detractor: Dye & Durham, Corp. Term Loan

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	NexPoint Credit Catalyst Fund, Class Z Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jul/25	$10,000	$10,000
Jun/26	$10,258	$10,397

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception on July 2, 2025. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Call 1-877-655-1287 or visit https://www.nexpoint.com/funds/credit-catalyst-fund/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of June 30, 2026

Table Summary
Fund/Index Name	Cumulative Since Inception
NexPoint Credit Catalyst Fund, Class Z Shares	2.58%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	3.97%

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,646,376	39	$-Footnote Reference*	136%
Footnote	Description
Footnote*	Advisory fees have been waived.

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Reverse Repurchase Agreements	-9.0%
Exchange-Traded Funds Sold Short	-8.3%
Common Stock Sold Short	-1.4%
Preferred Stock	1.8%
Cash Equivalents	13.8%
Mortgage-Backed Securities	33.0%
U.S. Senior Loans	35.2%
Corporate Obligations	40.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Table Summary
Holding Name	Percentage of Total Net Assets
Long Securities
Olaplex, Inc., Initial Term Loan, 7.33%, 2/23/2029	5.9%
Extended Stay America Trust, 5.88%, 2/15/2043	5.5%
EchoStar	4.2%
ESTN Trust, 6.69%, 5/12/2046	4.0%
DBC Mortgage Trust, 6.23%, 11/15/2042	3.9%
Short Securities
State Street SPDR S&P Retail ETF	-3.4%
State Street Communication Services Select Sector SPDR ETF	-2.9%
iShares iBoxx USD High Yield Corporate Bond ETF	-2.0%
Oracle	-1.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/credit-catalyst-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-877-655-1287. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Credit Catalyst Fund / Class Z Shares - NEDZX

Annual Shareholder Report: June 30, 2026

NEDZX-AR-2026

Item 2. Code of Ethics.

(a) NexPoint Funds I (the “Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) Not applicable.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d) The Registrant has not granted any waiver, including any implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The Registrant’s code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed herewith as Exhibit (a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees (the “Board”) has determined that Bryan A. Ward, a member of the Audit & Qualified Legal Compliance Committee of the Board (the “Audit Committee”), is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”) in Item 3 of Form N-CSR. Mr. Ward is “independent” as defined by the SEC for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $98,000 for the fiscal year ended June 30, 2025 and $166,000 for the fiscal year ended June 30, 2026.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ended June 30, 2025 and $0 for the fiscal year ended June 30, 2026.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $12,000 for the fiscal year ended June 30, 2025 and $19,000 for the fiscal year ended June 30, 2026. Such services related to assistance on the Registrant’s tax returns and excise tax calculations.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ended June 30, 2025 and $0 for the fiscal year ended June 30, 2026.

(e)(1) Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. (As used below, the term “Funds” includes the Registrant.)

The Audit Committee shall:

(a) have direct responsibility for the appointment, compensation, retention and oversight of the Funds’ independent auditors and, in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the auditors; and

(b) review and pre-approve (including associated fees) all audit and other services to be provided by the independent auditors to the Funds and all non-audit services to be provided by the independent auditors to the Funds’ investment adviser or any entity controlling, controlled by or under common control with the investment adviser (an “Adviser Affiliate”) that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds; and

(c) establish, to the extent permitted by law and deemed appropriate by the Audit Committee, detailed pre-approval policies and procedures for such services; and

(d) review and consider whether the independent auditors’ provision of any non-audit services to the Funds, the Funds’ investment adviser or an Adviser Affiliate not pre-approved by the Audit Committee are compatible with maintaining the independence of the independent auditors.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and an Adviser Affiliate that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant was $0 for the fiscal year ended June 30, 2025 and $0 for the fiscal year ended June 30, 2026.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and an Adviser Affiliate that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee, the Audit and Qualified Legal Compliance Committee, established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. It is composed of the following Trustees, each of whom is not an “interested person” as defined in the 1940 Act:

Dr. Bob Froehlich

Ethan Powell

Dorri McWhorter

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies

Financial statements and financial highlights are filed herein.

JUNE 30, 2026

ANNUAL FINANCIALS AND OTHER INFORMATION

NexPoint Funds I

NexPoint Event Driven Fund

NexPoint Merger Arbitrage Fund

NexPoint Credit Catalyst Fund

NexPoint Funds I

NexPoint Event Driven Fund

NexPoint Merger Arbitrage Fund

NexPoint Credit Catalyst Fund

FINANCIAL STATEMENTS

As of June 30, 2026	NexPoint Funds I

A GUIDE TO UNDERSTANDING EACH FUND’S FINANCIAL STATEMENTS

Investment Portfolio

The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statements of Assets and Liabilities

This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and noninvestment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statements of Operations

This statement reports income earned by each Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a

Fund’s net increase or decrease in net assets from operations.

Statements of Changes in Net Assets

This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statements of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.
Financial Highlights

The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios

(e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements

These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

ANNUAL FINANCIALS AND OTHER INFORMATION | 1

Investment Portfolio

As of June 30, 2026	NexPoint Event Driven Fund

Shares		Value ($)
Common Stock – 101.7%
COMMUNICATION SERVICES – 22.9%
571,170	Clear Channel Outdoor Holdings, Inc., Class A (a)	1,382,232
14,508	Electronic Arts, Inc. (b)	2,974,720
6,780	Globalstar (a)(b)	551,146
219,271	Kyivstar Group (a)(c)	3,545,612
227,768	Lionsgate Studios Corp. (a)(b)	3,487,128
13,076	Roku, Class A (a)(b)	1,806,319
120,000	Warner Bros Discovery, Inc. (a)(b)	3,199,200

		16,946,357

CONSUMER DISCRETIONARY – 2.4%
29,230	Aptiv PLC (a)(b)	1,794,137

CONSUMER STAPLES – 4.3%
25,300	Jamieson Wellness	742,674
31,409	McCormick (b)	1,583,642
82,589	Suja Life, Class A (a)(c)	839,104

		3,165,420

ENERGY – 3.6%
98,664	ARC Resources	2,072,379
35,330	Secure Waste Infrastructure	551,833

		2,624,212

FINANCIALS – 0.6%
6,526	Brighthouse Financial (a)	413,096
642	Payoneer Global (a)	4,571

		417,667

HEALTHCARE – 13.9%
13,850	Apogee Therapeutics (a)(b)	1,838,310
10,033	Atrium Therapeutics (a)(b)	134,944
77,565	Catalyst Pharmaceuticals (a)(b)	2,437,868
171,820	Organon (b)	2,326,443
190,916	Sotera Health (a)(b)	3,388,759
256,565	Walgreens Boots Alliance, Inc. (a)(b)(d)(e)	135,979

		10,262,303

INDUSTRIALS – 25.8%
33,800	Flowserve (b)	2,506,608
2,550	Honeywell Aerospace (a)	563,754
2,550	Honeywell International (b)	570,945
14,825	Middleby (a)(b)	2,550,048
110,353	Onterris, Inc. (a)(b)(c)	2,230,234
26,000	Parsons (a)(c)	1,362,140
12,775	Primoris Services (b)	1,266,258
80,100	Resideo Technologies (a)(b)	2,491,110
8,920	TopBuild (a)(b)(f)	3,801,313
420,000	Verra Mobility, Class A (a)	1,785,000

		19,127,410

INFORMATION TECHNOLOGY – 5.8%
2,896	Adobe, Inc. (a)	593,738
46,300	BILL Holdings (a)	1,674,208
106,100	indie Semiconductor, Inc., Class A (a)(b)(c)	476,389
122,500	Vistance Networks (b)	1,565,550

		4,309,885

MATERIALS – 8.4%
49,510	Amrize (b)	2,638,883
138,000	James Hardie Industries PLC (a)(b)	3,612,840

		6,251,723

Shares		Value ($)
Common Stock (continued)
REAL ESTATE – 8.0%
483,466	Fermi, Inc. (a)	4,428,549
48,640	Sila Realty Trust (b)	1,476,710

		5,905,259

UTILITIES – 6.0%
9,830	NRG Energy, Inc. (b)	1,435,770
53,119	TXNM Energy (b)	3,016,097

		4,451,867

	Total Common Stock (Cost $71,721,121)	75,256,240

Master Limited Partnerships – 3.5%
ENERGY – 3.5%
86,250	Energy Transfer L.P.	1,649,100
408,240	Martin Midstream Partners L.P.	943,034

		2,592,134

	Total Master Limited Partnerships (Cost $3,158,192)	2,592,134

Contracts
Purchased Put Options (a) – 0.3%
1,000	Total Purchased Put Options (Cost $185,150)	197,000

Units
Rights – 0.1%
HEALTHCARE – 0.1%
3,352	Abiomed, Inc. 12/31/2029 (a)(d)(e)	3,419
22,042	Blueprint Medicines Corp. 6/30/2032 (a)(b)(d)(e)	10,140
39,410	Hologic, Inc. 12/31/2027 (a)(b)(d)(e)	394
7,303	Novartis 12/31/2029 (a)(b)(d)(e)	—
225,000	Paratek Pharmaceuticals 12/31/2026 (a)(d)(e)	18,000
90,000	Roche Holding AG 12/31/2035 (a)(d)(e)	30,600

	Total Rights (Cost $–)	62,553

Warrants – 0.0%
FINANCIALS – 0.0%
1,250	1RT Acquisition Corp., Expires 11/03/2031 (a)	637
17,000	EQV Ventures Acquisition Corp. II, Expires 07/03/2031 (a)	6,758

	Total Warrants (Cost $6,197)	7,395

Principal Amount ($)
Repurchase Agreements (g)(h) – 0.5%
249,000	Citadel Securities LLC
	dated 06/30/2026 to be repurchased on 07/01/2026, repurchase price $249,026 (collateralized by U.S. Treasury Obligations, ranging in par value $17 – $17,386, 0.000% – 4.625%, 07/15/2026 – 05/15/2056; with total market value $254,006)	249,000

SEE GLOSSARY ON PAGE 12 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 2

Investment Portfolio (continued)

As of June 30, 2026	NexPoint Event Driven Fund

Principal Amount ($)		Value ($)
Repurchase Agreements (g)(h) (continued)
151,251	Daiwa Capital Markets America, Inc.
	dated 06/30/2026 to be repurchased on 07/01/2026, repurchase price $151,266 (collateralized by U.S. Treasury Obligations, ranging in par value $326 – $50,417, 2.125% – 4.125%, 06/30/2027 – 01/15/2035; with total market value $154,276)	151,251

	Total Repurchase Agreements (Cost $400,251)	400,251

Shares
Cash Equivalent – 4.7%
MONEY MARKET FUND (i) – 4.7%
3,494,586	Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.520%	3,494,586

	Total Cash Equivalent (Cost $3,494,586)	3,494,586

Total Investments – 110.8% (Cost $78,965,497)		82,010,159

Securities Sold Short – (30.6)%
Common Stock – (30.6)%
COMMUNICATION SERVICES – (0.9)%
(12,675)	Fox	(661,128)

CONSUMER DISCRETIONARY – (4.4)%
(1,306)	Amazon.com, Inc. (j)	(311,272)
(9,558)	BorgWarner, Inc.	(634,651)
(4,273)	Lear	(572,838)
(9,228)	Magna International	(605,911)
(37,360)	Warby Parker, Class A (j)	(1,133,503)

		(3,258,175)

CONSUMER STAPLES – (1.2)%
(19,268)	Maplebear (j)	(912,340)

ENERGY – (2.1)%
(19,876)	Shell ADR ADR	(1,541,185)

HEALTHCARE – (1.4)%
(5,071)	STERIS PLC	(1,067,800)

INDUSTRIALS – (16.0)%
(10,504)	AECOM	(733,179)
(3,520)	Emerson Electric	(503,888)
(11,852)	GFL Environmental	(435,652)
(2,585)	ITT	(511,210)
(7,645)	JBT Marel	(1,108,525)
(19,088)	KBR	(659,109)
(1,440)	Lennox International	(825,048)
(29,701)	Masco	(2,416,770)
(590)	Parker-Hannifin	(577,091)
(91,082)	QXO (j)	(1,573,897)
(49,291)	Trex, Inc. (j)	(2,466,522)

		(11,810,891)

INFORMATION TECHNOLOGY – (0.7)%
(29,747)	Figma, Class A (j)	(538,123)

Shares		Value ($)
MATERIALS – (3.9)%
(6,101)	CRH	(652,807)
(14,642)	Freeport-McMoRan, Inc.	(920,835)
(1,082)	Martin Marietta Materials	(623,990)
(2,313)	Vulcan Materials	(682,358)

		(2,879,990)

	Total Common Stock (Proceeds $20,907,778)	(22,669,632)

	Total Securities Sold Short – (30.6)% (Proceeds $20,907,778)	(22,669,632)

Other Assets & Liabilities, Net – 19.8% (k)		14,679,459

Net Assets – 100.0%		74,019,986

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $49,915,269.
(c)

Securities (or a portion of securities) on loan. As of June 30, 2026, the fair value of securities loaned was $1,717,967. The loaned securities were secured with cash and/or securities collateral of $1,780,439. Collateral is calculated based on prior day’s prices.

(d)

Securities with a total aggregate value of $198,532, or 0.3% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Financial Statements for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(e)

Represents fair value as determined by NexPoint Asset Management, L.P. (“NexPoint” or the “Investment Adviser”) pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $198,532, or 0.3% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2026. Please see Notes to Financial Statements.

(f)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
TopBuild	Common Stock	4/21/2026	$3,861,555	$3,801,313	5.1%

(g)	Tri-Party Repurchase Agreement.
(h)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2026 was $400,251.

SEE GLOSSARY ON PAGE 12 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 3

Investment Portfolio (continued)

As of June 30, 2026	NexPoint Event Driven Fund

(i)	Rate reported is 7 day effective yield.
(j)	No dividend payable on security sold short.
(k)	As of June 30, 2026, $23,620,259 in cash was segregated or on deposit with the brokers to cover investments sold short and written options and is included in “Other Assets & Liabilities, Net”.

Purchased options contracts outstanding as of June 30, 2026, were as follows:

Description	Exercise Price ($)	Counterparty	Expiration Date	Number of Contracts	Notional Value ($)	Premium ($)	Value ($)
PURCHASED PUT OPTIONS:
Fermi, Inc.	9.00	Pershing	August 2026	1,000	916,000	185,150	197,000

Written options contracts outstanding as of June 30, 2026, were as follows:

Description	Exercise Price ($)	Counterparty	Expiration Date	Number of Contracts	Notional Value ($)	Premium ($)	Value ($)
WRITTEN CALL OPTIONS:
Fermi, Inc.	14.00	Pershing	August 2026	(1,650)	(1,511,400)	(179,846)	(173,250)
Warner Bros Discovery, Inc.	28.00	Pershing	January 2027	(240)	(639,840)	(52,199)	(45,360)

						(232,045)	(218,610)

Description	Exercise Price ($)	Counterparty	Expiration Date	Number of Contracts	Notional Value ($)	Premium ($)	Value ($)
WRITTEN PUT OPTIONS:
Warner Bros Discovery, Inc.	22.00	Pershing	July 2026	(960)	(2,559,360)	(21,120)	(1,920)

Forward foreign currency contracts outstanding as of June 30, 2026, were as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Goldman Sachs	09/11/26	CAD	809,045	USD	587,073	14,906	—
Goldman Sachs	11/30/26	CAD	174,884	USD	128,083	3,918	—

						18,824	—

SEE GLOSSARY ON PAGE 12 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 4

Investment Portfolio (continued)

As of June 30, 2026	NexPoint Merger Arbitrage Fund

Shares		Value ($)
Common Stock – 88.7%
COMMUNICATION SERVICES – 12.2%
818,400	Blackline Safety (a)	5,231,992
9,484,650	Clear Channel Outdoor Holdings, Inc., Class A (a)	22,952,853
281,314	Electronic Arts, Inc. (b)	57,680,622
134,820	Globalstar (a)	10,959,518
272,372	Roku, Class A (a)	37,625,468
1,751,000	Warner Bros Discovery, Inc. (a)	46,681,660

		181,132,113

CONSUMER DISCRETIONARY – 9.9%
7,868,509	Global Business Travel Group I(a)(c)	73,885,299
1,027,020	Taylor Morrison Home, Class A (a)	73,678,415

		147,563,714

ENERGY – 3.4%
1,967,304	ARC Resources	41,322,051
643,901	Secure Waste Infrastructure	10,057,336

		51,379,387

FINANCIALS – 13.4%
3,056,330	Beazley	52,207,166
554,861	Brighthouse Financial (a)(b)	35,122,701
1,263,211	Janus Henderson Group	65,623,812
1,295,560	JTC	22,766,530
12,710	Payoneer Global (a)	90,495
2,525,221	Schroders	19,690,584
134,333	Stellar Bancorp	5,281,974

		200,783,262

HEALTHCARE – 20.0%
278,580	Apogee Therapeutics (a)	36,975,923
135,138	Atrium Therapeutics (a)	1,817,606
2,087,517	Avanos Medical (a)	51,937,423
1,479,918	Catalyst Pharmaceuticals (a)	46,513,823
553,170	Cross Country Healthcare (a)	7,307,376
2,672,710	Esperion Therapeutics (a)	8,445,764
598,460	Nuvalent, Class A (a)(b)	73,909,810
2,705,080	Organon	36,626,783
6,403,480	Talkspace (a)	33,298,096
3,915,428	Walgreens Boots Alliance, Inc. (a)(b)(d)(e)	2,075,177

		298,907,781

INDUSTRIALS – 12.0%
212,377	Chart Industries (a)	44,374,051
1,538,037	InPost (a)	27,097,558
8,743,609	Senior	33,422,162
171,500	TopBuild (a)(f)	73,085,771

		177,979,542

REAL ESTATE – 7.5%
3,682	National Storage Affiliates Trust	163,738
1,859,233	Sila Realty Trust	56,446,314
2,919,805	Whitestone, REIT, Class B	55,359,503

		111,969,555

UTILITIES – 10.3%
1,755,093	Boralex, Class A	45,771,588
1,733,287	Essential Utilities	66,402,225
728,016	TXNM Energy (b)(c)	41,336,748

		153,510,561

	Total Common Stock (Cost $1,325,300,035)	1,323,225,915

Principal Amount ($)		Value ($)
U.S. Senior Loans (g) – 7.8%
COMMUNICATION SERVICES – 3.2%
	Iridium Satellite, LLC, Term B-4 Loan, CME Term SOFR + 2.250%, 5.894%,
47,000,000	09/20/2030 (h)	47,086,010

CONSUMER STAPLES – 1.0%
	Olaplex, Inc., Initial Term Loan, TSFR3M + 3.500%, 7.330%,
15,100,000	02/23/2029 (h)	15,135,183

INDUSTRIALS – 0.2%
	Arcosa, Inc., 2025 Refinancing Term Loan, CME Term SOFR + 2.000%, 5.644%,
2,988,379	10/01/2031 (h)	2,998,644

INFORMATION TECHNOLOGY – 3.4%
	TK Elevator Midco GmbH, Facility B, CME Term SOFR + 2.750%, 6.377%,
50,473,500	04/30/2030 (h)	50,752,114

	Total U.S. Senior Loans (Cost $116,335,167)	115,971,951

Corporate Obligations – 2.3%
COMMUNICATION SERVICES – 1.1%
	EchoStar
15,750,000	10.75%, 11/30/2029	17,023,605

CONSUMER DISCRETIONARY – 0.0%
	Everi Holdings
1	5.00%, 07/15/2029 (i)	101

HEALTHCARE – 0.5%
	Organon
7,250,000	5.13%, 04/30/2031 (i)	7,175,724

INFORMATION TECHNOLOGY – 0.6%
	Getty Images, Inc.
11,500,000	10.50%, 11/15/2030 (i)	9,597,939

	Total Corporate Obligations (Cost $35,634,110)	33,797,369

Units
Rights – 0.0%
HEALTHCARE – 0.0%
171,486	Abiomed, Inc. 12/31/2029 (a)(d)(e)	174,916
428,410	Blueprint Medicines Corp. 6/30/2032 (a)(d)(e)	197,068
751,044	Gilead Sciences, Inc. 12/31/2029 (a)(d)(e)	52,573
1,469,390	Hologic, Inc. 12/31/2027 (a)(d)(e)	14,694
268,873	Novartis 12/31/2029 (a)(b)(d)(e)	—
214,300	Novo Nordisk A/S 6/30/2031 (a)(d)(e)	139,295

	Total Rights (Cost $–)	578,546

Warrants – 0.0%
FINANCIALS – 0.0%
50,000	EQV Ventures Acquisition Corp. II, Expires 07/03/2031 (a)	19,875
147,162	Integrated Rail and Resouces Acquisition Corp., Expires 11/15/2026 (a)	—
50,000	Lightwave Acquisition, Expires 06/27/2030 (a)	14,765

		34,640

SEE GLOSSARY ON PAGE 12 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 5

Investment Portfolio (continued)

As of June 30, 2026	NexPoint Merger Arbitrage Fund

Units		Value ($)
Warrants (continued)
HEALTHCARE – 0.0%
71,084	Apollomics, Inc., Expires 12/11/2027 (a)	1,422
108,741	CERo Therapeutics Holdings, Expires 02/17/2029 (a)	326

		1,748

INFORMATION TECHNOLOGY – 0.0%
113,155	SMX Security Matters, Expires 03/10/2028 (a)	2,456
198,080	Spectaire Holdings, Expires 10/20/2028 (a)(d)(e)	—

		2,456

REAL ESTATE – 0.0%
12,612	Appreciate Holdings, Expires 12/02/2027 (a)(d)(e)	—

SPECIAL PURPOSE ACQUISITION COMPANIES – 0.0%
12,500	AltEnergy Acquisition, Expires 11/05/2028 (a)	844
225,000	Energem, Expires 11/19/2026 (a)(d)(e)	—

		844

	Total Warrants (Cost $278,429)	39,688

Principal Amount ($)
Repurchase Agreement (j)(k) – 0.0%
1,535	Daiwa Capital Markets America, Inc.
	dated 06/30/2026 to be repurchased on 07/01/2026, repurchase price $1,535 (collateralized by U.S. Treasury Obligations, ranging in par value $3 – $512, 2.125% – 4.125%, 06/30/2027 – 01/15/2035; with total market value $1,565)	1,535

	Total Repurchase Agreement (Cost $1,535)	1,535

Shares
Cash Equivalent – 3.8%
MONEY MARKET FUND(l) – 3.8%
56,003,149	Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.520%	56,003,149

	Total Cash Equivalent (Cost $56,003,149)	56,003,149

Total Investments – 102.5% (Cost $1,533,552,425)		1,529,618,153

Securities Sold Short – (10.9)%
Common Stock – (10.9)%
COMMUNICATION SERVICES – (0.9)%
(264,013)	Fox	(13,770,918)

CONSUMER DISCRETIONARY – (0.4)%
(25,966)	Amazon.com, Inc. (m)	(6,188,737)

ENERGY – (2.1)%
(396,304)	Shell ADR ADR	(30,729,412)

FINANCIALS – (0.2)%
(51,088)	Prosperity Bancshares	(3,730,957)

Shares		Value ($)
INDUSTRIALS – (2.6)%
(215,996)	GFL Environmental	(7,939,518)
(1,751,186)	QXO (m)	(30,260,494)

		(38,200,012)

REAL ESTATE – (0.0)%
(516)	Public Storage	(164,248)

UTILITIES – (4.7)%
(528,731)	American Water Works	(69,570,425)

	Total Common Stock (Proceeds $164,129,943)	(162,354,709)

	Total Securities Sold Short – (10.9)% (Proceeds $164,129,943)	(162,354,709)

Other Assets & Liabilities, Net – 8.4% (n)		124,713,230

Net Assets – 100.0%		1,491,976,674

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $124,954,141.
(c)

Securities (or a portion of securities) on loan. As of June 30, 2026, the fair value of securities loaned was $4,254,945. The loaned securities were secured with cash and/or securities collateral of $4,349,540. Collateral is calculated based on prior day’s prices.

(d)

Securities with a total aggregate value of $2,653,723, or 0.2% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Financial Statements for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(e)

Represents fair value as determined by NexPoint Asset Management, L.P. (“NexPoint” or the “Investment Adviser”) pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $2,653,723, or 0.2% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2026. Please see Notes to Financial Statements.

(f)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
TopBuild	Common Stock	4/21/2026	$73,857,488	$73,085,771	4.9%

SEE GLOSSARY ON PAGE 12 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 6

Investment Portfolio (continued)

As of June 30, 2026	NexPoint Merger Arbitrage Fund

(g)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of June 30, 2026, the 1-month Term SOFR and 3-month Term SOFR rates were 3.65% and 3.73%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(h)

Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2026. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(i)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2026, these securities amounted to $16,773,765 or 1.1% of net assets.

(j)	Tri-Party Repurchase Agreement.
(k)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2026 was $1,535.
(l)	Rate reported is 7 day effective yield.
(m)	No dividend payable on security sold short.
(n)

As of June 30, 2026, $197,819,880 in cash was segregated or on deposit with the brokers to cover investments sold short, written options and swap agreements and written options and is included in “Other Assets & Liabilities, Net”.

SEE GLOSSARY ON PAGE 12 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 7

Investment Portfolio (continued)

As of June 30, 2026	NexPoint Merger Arbitrage Fund

Written options contracts outstanding as of June 30, 2026, were as follows:

Description	Exercise Price ($)	Counterparty	Expiration Date	Number of Contracts	Notional Value ($)	Premium ($)	Value ($)
WRITTEN CALL OPTIONS:
Warner Bros Discovery, Inc.	28.00	Pershing	January 2027	(10,010)	(26,686,660)	(2,177,130)	(1,891,890)

Description	Exercise Price ($)	Counterparty	Expiration Date	Number of Contracts	Notional Value ($)	Premium ($)	Value ($)
WRITTEN PUT OPTIONS:
Warner Bros Discovery, Inc.	22.00	Pershing	July 2026	(7,500)	(19,995,000)	(165,000)	(15,000)

Forward foreign currency contracts outstanding as of June 30, 2026, were as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Goldman Sachs	07/07/26	CAD	7,365,600	USD	5,184,545	—	(8,399)
Goldman Sachs	08/21/26	CAD	64,642,231	USD	47,027,829	1,355,016	—
Goldman Sachs	09/11/26	CAD	16,131,893	USD	11,692,080	283,380	—
Goldman Sachs	11/30/26	CAD	3,187,310	USD	2,334,363	71,416	—
Goldman Sachs	09/01/26	GBP	17,015,282	USD	23,148,059	569,384	—
Goldman Sachs	10/02/26	GBP	37,913,118	USD	50,738,603	428,403	—
Goldman Sachs	10/23/26	GBP	14,668,502	USD	19,762,468	296,779	—
Goldman Sachs	01/15/27	GBP	25,030,477	USD	33,715,000	493,455	—
Goldman Sachs	09/25/26	EUR	20,793,403	USD	24,142,943	285,848	—

						3,783,681	(8,399)

The Fund had the following swaps contracts, which did not require pledged collateral, open at June 30, 2026:

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Upfront Premiums Paid (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Long Equity Total Return Swaps
JTC PLC	1 Day GBP-SONIA plus 1.00%	Upon Maturity	Goldman Sachs	11/18/2026	GBP	17,745,661	(142,294)	—	(142,294)

Total Long Equity Total Return Swaps							(142,294)	—	(142,294)

SEE GLOSSARY ON PAGE 12 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 8

Investment Portfolio (continued)

As of June 30, 2026	NexPoint Credit Catalyst Fund

Principal Amount ($)		Value ($)
Corporate Obligations – 40.0%
COMMUNICATION SERVICES – 6.1%
	EchoStar
1,000,000	10.75%, 11/30/2029	1,080,864
	Starz Capital Holdings 1
500,000	6.00%, 04/15/2030 (a)	477,500

		1,558,364

CONSUMER DISCRETIONARY – 7.7%
	Empire Resorts
1,000,000	7.75%, 11/01/2026 (a)	1,001,230
	Victoria’s Secret
1,000,000	4.63%, 07/15/2029 (a)(b)	974,660

		1,975,890

ENERGY – 5.7%
	Hess Midstream Operations L.P.
1,000,000	4.25%, 02/15/2030 (a)(b)	964,978
	Martin Midstream Partners
500,000	11.50%, 02/15/2028 (a)	504,084

		1,469,062

FINANCIALS – 3.9%
	Fulton Financial
1,000,000	TSFR3M + 2.170%, 5.95%, 05/15/2036 (c)	988,653

HEALTHCARE – 3.8%
	Charles River Laboratories International
500,000	4.00%, 03/15/2031 (a)	471,157
	Organon
500,000	5.13%, 04/30/2031 (a)	494,878

		966,035

INDUSTRIALS – 9.6%
	Arcosa
1,000,000	4.38%, 04/15/2029 (a)	984,288
	Clue Opco
500,000	9.50%, 10/15/2031 (a)	482,999
	Resideo Funding
1,000,000	6.50%, 07/15/2032 (a)(b)	1,006,232

		2,473,519

INFORMATION TECHNOLOGY – 3.2%
	Getty Images, Inc.
1,000,000	10.50%, 11/15/2030 (a)(b)	834,603

	Total Corporate Obligations (Cost $10,522,109)	10,266,126

U.S. Senior Loans (d) – 35.2%
COMMUNICATION SERVICES – 7.7%
	Discovery Global Holdings, Inc., Initial Dollar Term Loan, CME Term SOFR + 2.500%, 6.144%,
980,769	05/27/2033 (c)	982,260
	Iridium Satellite, LLC, Term B-4 Loan, CME Term SOFR + 2.250%, 5.894%,
1,000,000	09/20/2030 (c)	1,001,830

		1,984,090

CONSUMER DISCRETIONARY – 3.7%
	Majordrive Holdings IV, LLC, Initial Term Loan, 1st Lien, CME Term SOFR + 4.000%, 7.961%,
989,583	06/01/2028 (c)	952,701

Principal Amount ($)		Value ($)
U.S. Senior Loans (d) (continued)
CONSUMER STAPLES – 5.9%
	Olaplex, Inc., Initial Term Loan, TSFR3M + 3.500%, 7.330%,
1,500,000	02/23/2029 (c)	1,503,495

FINANCIALS – 3.6%
	VM Consolidated, Inc., Initial Term Loan, CME Term SOFR + 2.000%, 5.673%,
997,487	10/01/2032 (c)	912,078

HEALTHCARE – 3.9%
	Bausch + Lomb Corp., Fourth Amendment Term Loan, CME Term SOFR + 3.750%, 7.394%,
992,424	01/15/2031 (c)	996,021

INDUSTRIALS – 3.9%
	Tiger Acquisition, LLC, August 2025 Incremental Term Loan, CME Term SOFR + 2.500%, 6.153%,
997,487	08/23/2032 (c)	1,001,368

INFORMATION TECHNOLOGY – 3.9%
	TK Elevator Midco GmbH, Facility B, CME Term SOFR + 2.750%, 6.377%,
997,500	04/30/2030 (c)	1,003,006

UTILITIES – 2.6%
	Dye & Durham Corp., Term Loan B, 1st Lien, CME Term SOFR + 4.250%, 8.050%,
914,452	04/04/2031 (c)	674,408

	Total U.S. Senior Loans (Cost $9,197,243)	9,027,167

Mortgage-Backed Securities – 33.0%
	ACREC, Series 2026-FL5, Class C
1,000,000	TSFR1M + 1.950%, 5.55%, 7/18/2043 (a)(c)	1,000,000
	BFLD Commercial Mortgage Trust, Series 2025-660F
1,000,000	5.78%, 11/15/2042 (h)	1,003,750
	DBC Mortgage Trust, Series 2025-DBC, Class D
1,000,000	TSFR1M + 2.600%, 6.23%, 11/15/2042 (a)(c)	1,007,013
	DWIGHT C Float, Series 2026-FL2
1,000,000	TSFR1M + 2.350%, 5.95%, 1/18/2044 (a)(c)(h)	1,000,000
	ESTN Trust, Series 2026-TOWN, Class D
1,000,000	6.69%, 5/12/2046 (a)	1,025,951
	Extended Stay America Trust, Series 2026-ESH2
1,405,381	TSFR1M + 2.500%, 5.88%, 2/15/2043	1,415,781
	FS Commercial Mortgage Trust, Series 2026-PALM, Class D
1,000,000	TSFR1M + 2.400%, 6.05%, 7/15/2041 (a)(c)	1,000,000
	SYCA Commercial Mortgage Trust, Series 2025-WAG, Class E
1,000,000	8.18%, 11/10/2042 (a)(h)	1,001,377

	Total Mortgage-Backed Securities (Cost $8,405,380)	8,453,872

SEE GLOSSARY ON PAGE 12 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 9

Investment Portfolio (continued)

As of June 30, 2026	NexPoint Credit Catalyst Fund

Shares		Value ($)
Preferred Stock – 1.8%
INFORMATION TECHNOLOGY – 1.8%
10,000	Oracle 6.50%, 01/15/2029 (e)	449,500

	Total Preferred Stock (Cost $492,014)	449,500

Cash Equivalent – 13.8%
MONEY MARKET FUND (f) – 13.8%
3,546,291	Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.520%	3,546,291

	Total Cash Equivalent (Cost $3,546,291)	3,546,291

Total Investments – 123.8% (Cost $32,163,037)		31,742,956

Securities Sold Short – (9.7)%
Exchange-Traded Funds – (8.3)%
EQUITY – (8.3)%
(6,300)	iShares iBoxx USD High Yield Corporate Bond ETF	(503,811)
(7,000)	State Street Communication Services Select Sector SPDR ETF	(749,910)
(10,000)	State Street SPDR S&P Retail ETF	(877,400)

	Total Exchange-Traded Funds (Proceeds $2,082,337)	(2,131,121)

Common Stock – (1.4)%
INFORMATION TECHNOLOGY – (1.4)%
(2,441)	Oracle	(357,729)

	Total Common Stock (Proceeds $380,009)	(357,729)

	Total Securities Sold Short – (9.7)% (Proceeds $2,462,346)	(2,488,850)

Other Assets & Liabilities, Net – (14.1)% (g)		(3,607,730)

Net Assets – 100.0%		25,646,376

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2026, these securities amounted to $14,230,951 or 55.5% of net assets.

(b)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $3,780,473.
(c)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(d)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the

Certificate of Deposit rate. As of June 30, 2026, the 1-month Term SOFR and 3-month Term SOFR rates were 3.65% and 3.73%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.
(e)	Non-income producing security.
(f)	Rate reported is 7 day effective yield.
(g)	As of June 30, 2026, $2,488,850 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.
(h)	All of part of this security is pledged as collateral for reverse repurchase agreements. The fair value of the securities pledged as collateral was $3,012,140.

SEE GLOSSARY ON PAGE 12 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 10

Investment Portfolio (concluded)

As of June 30, 2026	NexPoint Credit Catalyst Fund

Reverse Repurchase Agreements outstanding as of June 30, 2026, were as follows:

Counterparty	Collateral Pledged	Interest Rate %	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
Mizuho	BFLD Commercial Mortgage Trust, 2025-660F, 11/15/2042	4.42	6/9/2026	7/10/2026	$(828,140)	$(825,000)	$(825,000)
Mizuho	DBC Mortgage Trust, 2025-DBC, 11/15/2042	4.62	6/9/2026	7/10/2026	(750,976)	(748,000)	(748,000)
Mizuho	SYCA Commercial Mortgage Trust, 2025-WAG, 11/10/2042	4.62	6/9/2026	7/10/2026	(748,968)	(746,000)	(746,000)

Total Reverse Repurchase Agreements						$(2,319,000)	$(2,319,000)

SEE GLOSSARY ON PAGE 12 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 11

GLOSSARY: (abbreviations that may be used in the preceding statements)

Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
L.P.	Limited Partnership
PLC	Public Limited Company
TSFR1M	Term Secured Overnight Financing Rate 1 Month
TSFR3M	Term Secured Overnight Financing Rate 3 Month

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 12

Statements of Assets and Liabilities

As of June 30, 2026	NexPoint Funds I

	NexPoint Event Driven Fund ($)	NexPoint Merger Arbitrage Fund ($)		NexPoint Credit Catalyst Fund ($)
Assets:
Investments, at value†	78,115,322	1,473,613,469		28,196,665
Cash equivalents (Note 2)	3,494,586	56,003,149		3,546,291
Cash	—	8,487,102		40,934
Restricted Cash (Note 2)	23,620,259	197,819,880	(1)	2,488,850
Foreign currency, at value	—	1,188		—
Repurchase Agreements, at value	400,251	1,535		—
Unrealized appreciation on forward foreign currency contracts	18,824	3,783,681		—
Foreign tax reclaim receivable	11,874	100,944		—
Receivable for:
Investments sold	1,868,852	21,570,089		—
Fund shares sold	75,397	6,917,974		—
Dividends and interest	16,465	1,279,494		213,928
Investment advisory and administration fees (Note 8)	—	—		8,297
Due from broker	—	5,044,942		931,884
Prepaid expenses and other assets	41,283	201,655		38,864

Total assets	107,663,113	1,774,825,102		35,465,713

Liabilities:
Securities sold short, at value (Note 2)	22,669,632	162,354,709		2,488,850
Due to broker	9,055,819	6,534,609	(2)	—
Collateral for securities loaned (Note 6)	400,251	1,535		—
Written options contracts, at value (Note 3)	220,530	1,906,890		—
Due to custodian	—	15,066		—
Reverse repurchase agreements (Note 4)	—	—		2,319,000
Unrealized losses on swap contracts	—	142,294		—
Unrealized depreciation on forward foreign currency contracts	—	8,399		—
Payable for:
Investments purchased	1,084,566	109,191,905		4,860,612
Fund shares redeemed	13,512	891,906		—
Accrued dividends on securities sold short	6,205	1,354		—
Foreign currency	827	—		—
Investment advisory and administration fees (Note 8)	53,030	1,014,890		—
Accounting services fees	26,444	117,892		14,190
Transfer agent fees	19,829	482,989		1,670
Distribution and shareholder servicing fees (Class C) (Note 8)	1,500	17,478		—
Distribution and shareholder servicing fees (Class A) (Note 8)	1,402	19,099		—
Trustees fees	1,916	1,552		659
Audit fees	58,000	65,000		62,000
Custodian fees	11,098	29,870		5,643
Reports to shareholders fees	9,582	26,532		20,576
Legal fees	4,458	—		29,477
Accrued expenses and other liabilities	4,526	24,459		16,660

Total liabilities	33,643,127	282,848,428		9,819,337

Commitments and Contingencies (Notes 8 and 11)

Net Assets	74,019,986	1,491,976,674		25,646,376

Net Assets Consist of:
Paid-in capital	252,238,949	1,483,046,344		26,401,674
Total distributable earnings (accumulated loss)	(178,218,963)	8,930,330		(755,298)

Net Assets	74,019,986	1,491,976,674		25,646,376

Investments, at cost	75,070,660	1,477,547,741		28,616,746
Repurchase Agreements, at cost	400,251	1,535		—
Cash equivalents, at cost (Note 2)	3,494,586	56,003,149		3,546,291
Proceeds from securities sold short	20,907,778	164,129,943		2,462,346
Written options contracts, premiums received	253,165	2,342,130		—

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 13

Statements of Assets and Liabilities (concluded)

As of June 30, 2026	NexPoint Funds I

	NexPoint Event Driven Fund $	NexPoint Merger Arbitrage Fund $	NexPoint Credit Catalyst Fund $
Class A:
Net assets	4,810,913	65,766,450	101
Shares outstanding ($0.001 par value; unlimited shares authorized)	297,695	3,392,570	4
Net asset value per share(a)	16.16	19.39	24.43	*
Maximum offering price per share(b)(c)	17.10	20.52	25.85
Class C:
Net assets	1,857,599	21,241,393	102
Shares outstanding ($0.001 par value; unlimited shares authorized)	127,697	1,131,101	4
Net asset value and offering price per share(a)	14.55	18.78	24.60	*
Class Z:
Net assets	67,351,474	1,404,968,831	25,646,173
Shares outstanding ($0.001 par value; unlimited shares authorized)	3,937,372	70,867,539	1,057,102
Net asset value, offering and redemption price per share	17.11	19.83	24.26

†	Includes fair value of securities on loan $1,717,967, $4,254,945 and $—, respectively.
*	Net assets divided by Shares outstanding do not calculate to the stated NAV because Net assets and Shares outstanding are shown rounded.
(1)	Includes $6,522,396 denominated in a foreign currency.
(2)	Includes $6,534,469 denominated in a foreign currency.
(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $500,000 or more are subject to a 1.00% CDSC if redeemed within eighteen months of purchase.
(c)	The maximum sales charge is 5.50% for each Fund. On sales of $500,000 or more, there is no sales charge and therefore the offering price will be lower.

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 14

Statements of Operations

For the year ended June 30, 2026	NexPoint Funds I

	NexPoint Event Driven Fund ($)	NexPoint Merger Arbitrage Fund ($)	NexPoint Credit Catalyst Fund(1) ($)
Investment Income:
Income:
Dividends from unaffiliated issuers	657,510	7,695,341	31,261
Less: Foreign taxes withheld	(16,853)	(238,696)	—
Interest from unaffiliated issuers	977,543	16,006,343	1,667,314
Interest paid in-kind from unaffiliated issuers	39,452	—	—
Securities lending income (Note 6)	28,558	14,097	—

Total income	1,686,210	23,477,085	1,698,575

Expenses:
Investment advisory (Note 8)	858,750	12,531,917	238,420
Administration fees (Note 8)	171,751	2,506,383	50,194
Distribution and shareholder servicing fees: (Note 8)
Class A	17,764	219,543	—
Class C	17,789	209,075	—
Accounting services fees (Note 8)	104,660	1,214,426	35,074
Transfer agent fees	128,321	2,811,643	8,817
Legal fees	57,610	654,618	250,001
Registration fees	61,481	142,812	74,289
Audit fees	54,000	61,068	62,000
Interest expense and commitment fees	1,235	298,674	75,457
Insurance	13,404	168,077	3,835
Trustees fees (Note 8)	31,436	429,170	8,800
Reports to shareholders	25,649	203,293	30,000
Custodian/wire agent fees	23,166	74,196	6,289
Pricing fees	10,144	111,473	4,817
Dividends and fees on securities sold short (Note 2)	199,362	709,799	10,286
Other	32,643	357,506	15,000

Total operating expenses before waiver and reimbursement	1,809,165	22,703,673	873,279
Less: Expenses waived or borne by the investment adviser and administrator (Note 8)	(284,889)	(1,967,228)	(461,277)

Net operating expenses	1,524,276	20,736,445	412,002

Net investment income	161,934	2,740,640	1,286,573

Realized gain (loss) on:
Investments from unaffiliated issuers	(24,017)	53,770,971	(141,165)
Securities sold short (Note 2)	(2,984,622)	13,170,782	(52,749)
Swap contracts (Note 3)	87,983	818,066	—
Written options contracts (Note 3)	270,382	830,556	—
Forward foreign currency contracts (Note 3)	16,837	1,576,069	—
Foreign currency transactions	(96,057)	(1,464,056)	—

Net realized gain (loss)	(2,729,494)	68,702,388	(193,914)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in unaffiliated issuers	4,311,199	(16,979,003)	(420,081)
Securities sold short (Note 2)	(1,011,148)	(302,750)	(26,504)
Swap contracts (Note 3)	44,307	(262,278)	—
Written options contracts (Note 3)	85,415	1,015,240	—
Forward foreign currency contracts (Note 3)	220,327	6,650,775	—
Foreign currency translation	(5,567)	(17,502)	—

Net change in unrealized appreciation (depreciation)	3,644,533	(9,895,518)	(446,585)

Net realized and unrealized gain (loss)	915,039	58,806,870	(640,499)

Total increase in net assets resulting from operations	1,076,973	61,547,510	646,074

(1)	Commenced operations on July 2, 2025.

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 15

Statements of Changes in Net Assets

NexPoint Funds I

	NexPoint Event Driven Fund
	Year Ended June 30, 2026 ($)	Year Ended June 30, 2025 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	161,934	130,040
Net realized gain (loss)	(2,729,494)	2,547,212
Net increase in unrealized appreciation	3,644,533	336,242

Net increase from operations	1,076,973	3,013,494

Distributions:
Class A	—	(10,588)
Class Z	—	(393,697)

Total distributions	—	(404,285)

Share transactions:
Proceeds from sale of shares
Class A	940,450	735,600
Class C	549,691	400,406
Class Z	24,282,471	63,888,582
Value of distributions reinvested
Class A	—	10,394
Class Z	—	393,658
Cost of shares redeemed
Class A	(865,743)	(853,324)
Class C	(305,740)	(323,003)
Class Z	(35,105,903)	(27,046,296)

Net increase (decrease) from shares transactions	(10,504,774)	37,206,017

Total increase (decrease) in net assets	(9,427,801)	39,815,226

Net Assets
Beginning of year	83,447,787	43,632,561

End of year	74,019,986	83,447,787

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 16

Statements of Changes in Net Assets (continued)

NexPoint Funds I

	NexPoint Event Driven Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
Class A:
Shares Sold	57,151	47,025
Issued for distribution reinvested	—	668
Shares Redeemed	(52,740)	(54,829)

Net increase (decrease) in fund shares	4,411	(7,136)

Class C:
Shares Sold	36,646	28,303
Shares Redeemed	(20,742)	(22,899)

Net increase in fund shares	15,904	5,404

Class Z:
Shares Sold	1,387,027	3,880,154
Issued for distribution reinvested	—	24,047
Shares Redeemed	(2,056,582)	(1,637,593)

Net increase (decrease) in fund shares	(669,555)	2,266,608

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 17

Statements of Changes in Net Assets (continued)

NexPoint Funds I

	NexPoint Merger Arbitrage Fund
	Year Ended June 30, 2026 ($)	Year Ended June 30, 2025 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	2,740,640	5,512,667
Net realized gain	68,702,388	39,189,195
Net increase (decrease) in unrealized appreciation (depreciation)	(9,895,518)	5,869,316

Net increase from operations	61,547,510	50,571,178

Distributions:
Class A	(3,045,560)	(2,955,140)
Class C	(891,728)	(999,370)
Class Z	(60,434,968)	(42,296,456)

Total distributions	(64,372,256)	(46,250,966)

Share transactions:
Proceeds from sale of shares
Class A	14,675,838	9,619,714
Class C	4,527,999	3,602,960
Class Z	700,137,678	564,139,037
Value of distributions reinvested
Class A	2,974,772	2,877,356
Class C	888,652	995,206
Class Z	60,266,382	42,147,924
Cost of shares redeemed
Class A	(13,424,017)	(13,286,256)
Class C	(6,429,816)	(8,122,548)
Class Z	(366,758,222)	(299,227,778)

Net increase from shares transactions	396,859,266	302,745,615

Total increase in net assets	394,034,520	307,065,827

Net Assets
Beginning of year	1,097,942,154	790,876,327

End of year	1,491,976,674	1,097,942,154

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 18

Statements of Changes in Net Assets (continued)

NexPoint Funds I

	NexPoint Merger Arbitrage Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025

Class A:
Shares Sold	750,330	494,960
Issued for distribution reinvested	153,408	148,868
Shares Redeemed	(687,064)	(683,708)

Net increase (decrease) in fund shares	216,674	(39,880)

Class C:
Shares Sold	239,185	191,067
Issued for distribution reinvested	47,261	53,016
Shares Redeemed	(339,302)	(430,888)

Net decrease in fund shares	(52,856)	(186,805)

Class Z:
Shares Sold	35,055,497	28,411,732
Issued for distribution reinvested	3,040,630	2,135,268
Shares Redeemed	(18,373,658)	(15,072,874)

Net increase in fund shares	19,722,469	15,474,126

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 19

Statements of Changes in Net Assets (continued)

NexPoint Funds I

NexPoint Credit Catalyst Fund(1)
Period Ended June 30, 2026 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	1,286,573
Net realized loss	(193,914)
Net decrease in unrealized (depreciation)	(446,585)

Net increase from operations	646,074

Distributions:
Class A	(4)
Class C	(4)
Class Z	(1,401,364)

Total distributions	(1,401,372)

Share transactions:
Proceeds from sale of shares
Class A	100
Class C	100
Class Z	25,000,102
Value of distributions reinvested
Class A	4
Class C	4
Class Z	1,401,364

Net increase from shares transactions	26,401,674

Total increase in net assets	25,646,376

Net Assets
Beginning of period	—

End of period	25,646,376

(1)	Commenced operations on July 2, 2025.

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 20

Statements of Changes in Net Assets (concluded)

NexPoint Funds I

NexPoint Credit Catalyst Fund(1)
Period Ended June 30, 2026

Class A:
Shares Sold	4

Net increase in fund shares	4

Class C:
Shares Sold	4

Net increase in fund shares	4

Class Z:
Shares Sold	1,000,004
Issued for distribution reinvested	57,098

Net increase in fund shares	1,057,102

(1)	Commenced operations on July 2, 2025.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 21

Statements of Cash Flows

For the year ended June 30, 2026	NexPoint Event Driven Fund

$
Cash Flows Provided by/(Used in) Operating Activities:
Net increase in net assets resulting from operations	1,076,973

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchases of investment securities from unaffiliated issuers	(217,781,190)
Proceeds from disposition of investment securities from unaffiliated issuers	249,284,927
Purchases of securities sold short	79,987,570
Proceeds of securities sold short	(81,692,753)
Net premiums paid from written options contracts	298,777
Net proceeds from repayments of repurchase agreements, net	(399,837)
Net accretion of discount	20,894
Net realized loss on Investments from unaffiliated issuers	24,017
Net realized loss on securities sold short, written options contracts and foreign currency related transactions	2,810,297
Net change in unrealized (appreciation) depreciation on investments, securities sold short, written and purchased options contracts, forward foreign currency contracts, swap contracts and translation on assets and liabilities denominated in foreign currency	(3,644,533)
(Increase) Decrease in receivable for investments sold	407,074
(Increase) Decrease in dividends and interest receivable	323,751
(Increase) Decrease in foreign currency receivable	1,287
(Increase) Decrease in foreign tax reclaim receivable	22,765
(Increase) Decrease in prepaid expenses and other assets	(10,782)
Increase (Decrease) in due to broker	(14,246,069)
Increase (Decrease) in payable upon receipt of securities on loan	399,837
Increase (Decrease) in payable for investments purchased	(2,809,401)
Increase (Decrease) in payables to related parties	58,830
Increase (Decrease) in payable for distribution and shareholder servicing fees	277
Increase (Decrease) in payable to transfer agent fees	2,262
Increase (Decrease) in accrued dividends on short sales	6,205
Increase (Decrease) in foreign currency payable	827
Increase (Decrease) in accrued expenses and other liabilities	(6,605)

Net cash flow provided by operating activities	14,135,400

Cash Used in Financing Activities:
Payments on shares redeemed	(36,310,520)
Proceeds from shares sold	25,808,317

Net cash flow used in financing activities	(10,502,203)

Effect of exchange rate changes on cash	(101,624)

Net increase in Cash	3,531,573

Cash and Restricted Cash:
Beginning of year	23,583,272

End of year	27,114,845

End of Year Cash Balances:
Cash equivalent	3,494,586
Restricted cash	23,620,259

End of year	27,114,845

Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest expense and commitment fees	1,235

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 22

Statements of Cash Flows (concluded)

For the year ended June 30, 2026	NexPoint Merger Arbitrage Fund

$
Cash Flows Provided by/(Used in) Operating Activities:
Net increase in net assets resulting from operations	61,547,510

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchases of investment securities from unaffiliated issuers	(4,631,667,379)
Proceeds from disposition of investment securities from unaffiliated issuers	4,108,870,839
Purchases of securities sold short	604,456,660
Proceeds of securities sold short	(503,691,460)
Net proceeds received from written options contracts	702,686
Proceeds from sales of repurchase agreements, net	(1,227)
Net (amortization) accretion of discount	890,209
Net realized (gain) on Investments from unaffiliated issuers	(53,770,971)
Net realized (gain) on securities sold short, written options contracts and foreign currency related transactions	(12,537,282)
Net change in unrealized (appreciation) depreciation on investments, securities sold short, written and purchased options contracts, forward foreign currency contracts, swap contracts and translation on assets and liabilities denominated in foreign currency	9,895,518
(Increase) Decrease in receivable for investments sold	29,587,984
(Increase) Decrease in dividends and interest receivable	1,611,437
(Increase) Decrease foreign tax reclaim receivable	58,976
(Increase) Decrease in prepaid expenses and other assets	(149,526)
Increase (Decrease) in due to broker	6,534,609
Increase (Decrease) in payable upon receipt of securities on loan	1,227
Increase (Decrease) in due to custodian	(22,657)
Increase (Decrease) in foreign currency payable	(29,058,507)
Increase (Decrease) in payable for investments purchased	55,101,552
Increase (Decrease) in payables to related parties	68,314
Increase (Decrease) in payable for distribution and shareholder servicing fees	546
Increase (Decrease) in payable to transfer agent fees	124,156
Increase (Decrease) in accrued dividends on short sales	1,354
Increase (Decrease) in accrued expenses and other liabilities	(304,012)

Net cash flow used in operating activities	(351,749,444)

Cash Provided by Financing Activities:
Payments on shares redeemed	(386,387,946)
Proceeds from shares sold	715,883,398
Distributions paid in cash	(242,450)

Net cash flow provided by financing activities	329,253,002

Effect of exchange rate changes on cash	(1,481,558)

Net decrease in Cash	(23,978,000)

Cash, Cash Equivalent, Due to Custodian and Restricted Cash:
Beginning of year	291,334,261

End of year	267,356,261

End of Year Cash Balances:
Cash	8,487,102
Cash equivalent	56,003,149
Foreign Currency, at value	1,188
Restricted cash	197,819,880
Due from broker	5,044,942

End of year	267,356,261

Supplemental Disclosure of Cash Flow Information:
Reinvestment of distributions	64,129,806

Cash paid during the period for interest expense and commitment fees	298,674

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 23

Financial Highlights

NexPoint Event Driven Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Years Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value, Beginning of Year	$15.88	$15.23	$14.42	$13.86	$18.27

Income from Investment Operations:

Net investment income (loss)(a)(b)	(0.02)	(0.01)	0.65	0.12	(0.25)

Net realized and unrealized gain (loss)	0.30	0.70	0.50	0.44	(4.16)

Total from Investment Operations	0.28	0.69	1.15	0.56	(4.41)

Less Distributions Declared to shareholders:

From net investment income	—	(0.04)	(0.34)	—	—

Total distributions declared to shareholders	—	(0.04)	(0.34)	—	—

Net Asset Value, End of Year(c)	$16.16	$15.88	$15.23	$14.42	$13.86

Total Return(c)(d)	1.76%	4.51%	8.10%	4.04%	(24.14)%

Ratios to Average Net Assets / Supplemental Data:(e)(f)

Net Assets, End of Year (000’s)	$4,811	$4,658	$4,576	$6,028	$6,479

Gross operating expenses(g)	2.42%	3.07%	3.39%	3.17%	3.04%

Net investment income (loss)	(0.15)%	(0.07)%	4.37%	0.87%	(1.70)%

Portfolio turnover rate	243%	397%	607%	482%	676%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The ratios presented are calculated as a percentage of average shares outstanding during the period. As such, these ratios may differ in direction or magnitude from the absolute amounts reported in the Statement of Operations.

(c)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Supplemental expense ratios are shown below:

	For the Years Ended June 30,
	2026	2025	2024	2023	2022

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.08%	2.62%	2.70%	2.30%	2.27%

Interest expense and commitment fees	—	0.26%	0.03%	—	0.03%

Dividends and fees on securities sold short	0.23%	0.51%	0.82%	0.45%	0.20%

Distribution fees	0.35%	0.35%	0.35%	0.35%	0.35%

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 24

Financial Highlights (continued)

NexPoint Event Driven Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Years Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value, Beginning of Year	$14.39	$13.86	$13.14	$12.71	$16.86

Income from Investment Operations:

Net investment income (loss)(a)(b)	(0.11)	(0.10)	0.50	0.05	(0.33)

Net realized and unrealized gain (loss)	0.27	0.63	0.47	0.38	(3.82)

Total from Investment Operations	0.16	0.53	0.97	0.43	(4.15)

Less Distributions Declared to shareholders:

From net investment income	—	—	(0.25)	—	—

Total distributions declared to shareholders	—	—	(0.25)	—	—

Net Asset Value, End of Year(c)	$14.55	$14.39	$13.86	$13.14	$12.71

Total Return(c)(d)	1.11%	3.82%	7.43%	3.38%	(24.61)%

Ratios to Average Net Assets / Supplemental Data:(e)(f)

Net Assets, End of Year (000’s)	$1,858	$1,609	$1,474	$1,998	$2,492

Gross operating expenses(g)	3.07%	3.72%	4.04%	3.82%	3.68%

Net investment income (loss)	(0.77)%	(0.71)%	3.68%	0.38%	(2.38)%

Portfolio turnover rate	243%	397%	607%	482%	676%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The ratios presented are calculated as a percentage of average shares outstanding during the period. As such, these ratios may differ in direction or magnitude from the absolute amounts reported in the Statement of Operations.

(c)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Supplemental expense ratios are shown below:

	For the Years Ended June 30,
	2026	2025	2024	2023	2022

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.73%	3.27%	3.35%	2.95%	2.92%

Interest expense and commitment fees	—	0.26%	0.03%	—	0.03%

Dividends and fees on securities sold short	0.23%	0.51%	0.82%	0.45%	0.20%

Distribution fees	1.00%	1.00%	1.00%	1.00%	1.00%

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 25

Financial Highlights (continued)

NexPoint Event Driven Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Years Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value, Beginning of Year	$16.75	$16.06	$15.19	$14.55	$19.11

Income from Investment Operations:

Net investment income (loss)(a)	0.04	0.04	0.51	0.10	(0.18)

Net realized and unrealized gain (loss)	0.32	0.74	0.76	0.54	(4.38)

Total from Investment Operations	0.36	0.78	1.27	0.64	(4.56)

Less Distributions Declared to shareholders:

From net investment income	—	(0.09)	(0.40)	—	—

Total distributions declared to shareholders	—	(0.09)	(0.40)	—	—

Net Asset Value, End of Year(b)	$17.11	$16.75	$16.06	$15.19	$14.55

Total Return(b)(c)	2.15%	4.88%	8.51%	4.40%	(23.86)%

Ratios to Average Net Assets / Supplemental Data:(d)(e)

Net Assets, End of Year (000’s)	$67,351	$77,181	$37,582	$20,546	$14,329

Gross operating expenses(f)	2.07%	2.72%	3.05%	2.82%	2.68%

Net investment income (loss)	0.23%	0.23%	3.27%	0.68%	(1.20)%

Portfolio turnover rate	243%	397%	607%	482%	676%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Includes dividends and fees on securities sold short.
(f)	Supplemental expense ratios are shown below:

	For the Years Ended June 30,
	2026	2025	2024	2023	2022

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.73%	2.27%	2.35%	1.95%	1.92%

Interest expense and commitment fees	—	0.26%	0.03%	—	0.03%

Dividends and fees on securities sold short	0.23%	0.51%	0.82%	0.45%	0.20%

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 26

Financial Highlights (continued)

NexPoint Merger Arbitrage Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Years Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value, Beginning of Year	$19.41	$19.31	$18.84	$19.53	$20.25

Income from Investment Operations:

Net investment income (loss)(a)(b)	(0.01)	0.07	0.45	0.07	(0.22)

Net realized and unrealized gain	0.93	0.97	0.95	0.17	0.69

Total from Investment Operations	0.92	1.04	1.40	0.24	0.47

Less Distributions Declared to shareholders:

From net investment income	(0.94)	(0.94)	(0.93)	(0.35)	(0.36)

From net realized gains	—	—	—	—	(0.47)

From return of capital	—	—	—	(0.58)	(0.36)

Total distributions declared to shareholders	(0.94)	(0.94)	(0.93)	(0.93)	(1.19)

Net Asset Value, End of year(c)	$19.39	$19.41	$19.31	$18.84	$19.53

Total Return(c)(d)	4.82%	5.48%	7.56%	1.21%	2.39%

Ratios to Average Net Assets / Supplemental Data:(e)(f)

Net Assets, End of Year (000’s)	$65,766	$61,638	$62,111	$69,140	$99,317

Gross operating expenses(g)	2.13%	2.40%	2.69%	2.34%	2.40%

Net investment income (loss)	(0.07)%	0.35%	2.36%	0.35%	(1.09)%

Portfolio turnover rate	377%	406%	556%	483%	646%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The ratios presented are calculated as a percentage of average shares outstanding during the period. As such, these ratios may differ in direction or magnitude from the absolute amounts reported in the Statement of Operations.

(c)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Supplemental expense ratios are shown below:

	For the Years Ended June 30,
	2026	2025	2024	2023	2022

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.97%	2.20%	2.44%	2.20%	2.17%

Interest expense and commitment fees	0.02%	—	0.01%	—	0.05%

Dividends and fees on securities sold short	0.06%	0.31%	0.53%	0.31%	0.27%

Distribution fees	0.35%	0.35%	0.35%	0.35%	0.35%

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 27

Financial Highlights (continued)

NexPoint Merger Arbitrage Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Years Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value, Beginning of Year	$18.83	$18.77	$18.33	$19.03	$19.82

Income from Investment Operations:

Net investment income (loss)(a)(b)	(0.14)	(0.05)	0.33	(0.16)	(0.37)

Net realized and unrealized gain	0.91	0.93	0.92	0.27	0.69

Total from Investment Operations	0.77	0.88	1.25	0.11	0.32

Less Distributions Declared to shareholders:

From net investment income	(0.82)	(0.82)	(0.81)	(0.30)	(0.33)

From net realized gains	—	—	—	—	(0.47)

From return of capital	—	—	—	(0.51)	(0.31)

Total distributions declared to shareholders	(0.82)	(0.82)	(0.81)	(0.81)	(1.11)

Net Asset Value, End of year(c)	$18.78	$18.83	$18.77	$18.33	$19.03

Total Return(c)(d)	4.13%	4.75%	6.92%	0.58%	1.68%

Ratios to Average Net Assets / Supplemental Data:(e)(f)

Net Assets, End of Year (000’s)	$21,241	$22,295	$25,726	$29,894	$26,195

Gross operating expenses(g)	2.78%	3.05%	3.34%	2.99%	3.05%

Net investment income (loss)	(0.73)%	(0.26)%	1.75%	(0.83)%	(1.89)%

Portfolio turnover rate	377%	406%	556%	483%	646%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The ratios presented are calculated as a percentage of average shares outstanding during the period. As such, these ratios may differ in direction or magnitude from the absolute amounts reported in the Statement of Operations.

(c)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Supplemental expense ratios are shown below:

	For the Years Ended June 30,
	2026	2025	2024	2023	2022

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.62%	2.85%	3.09%	2.85%	2.82%

Interest expense and commitment fees	0.02%	—	0.01%	—	0.05%

Dividends and fees on securities sold short	0.06%	0.31%	0.53%	0.31%	0.27%

Distribution fees	1.00%	1.00%	1.00%	1.00%	1.00%

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 28

Financial Highlights (continued)

NexPoint Merger Arbitrage Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Years Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value, Beginning of Year	$19.83	$19.71	$19.21	$19.89	$20.58

Income from Investment Operations:

Net investment income (loss)(a)	0.05	0.13	0.58	0.10	(0.25)

Net realized and unrealized gain	0.96	1.00	0.92	0.22	0.80

Total from Investment Operations	1.01	1.13	1.50	0.32	0.55

Less Distributions Declared to shareholders:

From net investment income	(1.01)	(1.01)	(1.00)	(0.38)	(0.40)

From net realized gains	—	—	—	—	(0.47)

From return of capital	—	—	—	(0.62)	(0.37)

Total distributions declared to shareholders	(1.01)	(1.01)	(1.00)	(1.00)	(1.24)

Net Asset Value, End of year(b)	$19.83	$19.83	$19.71	$19.21	$19.89

Total Return(b)(c)	5.17%	5.83%	7.95%	1.61%	2.74%

Ratios to Average Net Assets / Supplemental Data:(d)(e)

Net Assets, End of Year (000’s)	$1,404,969	$1,014,009	$703,040	$929,796	$1,055,082

Gross operating expenses(f)	1.78%	2.05%	2.33%	1.99%	2.05%

Net investment income (loss)	0.25%	0.66%	2.97%	0.52%	(1.24)%

Portfolio turnover rate	377%	406%	556%	483%	646%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Includes dividends and fees on securities sold short.
(f)	Supplemental expense ratios are shown below:

	For the Years Ended June 30,
	2026	2025	2024	2023	2022

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.62%	1.85%	2.09%	1.85%	1.82%

Interest expense and commitment fees	0.02%	—	0.01%	—	0.05%

Dividends and fees on securities sold short	0.06%	0.31%	0.53%	0.31%	0.27%

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 29

Financial Highlights (continued)

NexPoint Credit Catalyst Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Period Ended June 30, 2026*

Net Asset Value, Beginning of Period	$25.00

Income from Investment Operations:

Net investment income(a)	1.67

Net realized and unrealized loss	(1.33)

Total from Investment Operations	0.34

Less Distributions Declared to shareholders:

From net investment income	(0.91)

Total distributions declared to shareholders	(0.91)

Net Asset Value, End of Period(b)	$24.43

Total Return(b)(c)	1.39%

Ratios to Average Net Assets / Supplemental Data:(d)(e)

Net Assets, End of Period	$101

Gross operating expenses(f)	3.83%

Net investment income (loss)	4.78%

Portfolio turnover rate	136	%(g)

*	Commenced operations on July 2, 2025.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Includes dividends and fees on securities sold short.
(f)	Supplemental expense ratios are shown below:
(g)	Not Annualized.

For the Period Ended June 30, 2026*

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.99%

Interest expense and commitment fees	0.30%

Dividends and fees on securities sold short	0.04%

Distribution fees	0.35%

*	Commenced operations on July 2, 2025.

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 30

Financial Highlights (continued)

NexPoint Credit Catalyst Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Period Ended June 30, 2026*

Net Asset Value, Beginning of Period	$25.00

Income from Investment Operations:

Net investment income(a)	1.68

Net realized and unrealized loss	(1.17)

Total from Investment Operations	0.51

Less Distributions Declared to shareholders:

From net investment income	(0.91)

Total distributions declared to shareholders	(0.91)

Net Asset Value, End of Period(b)	$24.60

Total Return(b)(c)	2.08%

Ratios to Average Net Assets / Supplemental Data:(d)(e)

Net Assets, End of Period	$102

Gross operating expenses(f)	4.48%

Net investment income (loss)	4.13%

Portfolio turnover rate	136	%(g)

*	Commenced operations on July 2, 2025.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Includes dividends and fees on securities sold short.
(f)	Supplemental expense ratios are shown below:
(g)	Not Annualized.

For the Period Ended June 30, 2026*

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.64%

Interest expense and commitment fees	0.30%

Dividends and fees on securities sold short	0.04%

Distribution fees	1.00%

*	Commenced operations on July 2, 2025.

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 31

Financial Highlights (concluded)

NexPoint Credit Catalyst Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Period Ended June 30, 2026*

Net Asset Value, Beginning of Period	$25.00

Income from Investment Operations:

Net investment income(a)	1.27

Net realized and unrealized loss	(0.63)

Total from Investment Operations	0.64

Less Distributions Declared to shareholders:

From net investment income	(1.37)

From net realized gains	(0.01)

Total distributions declared to shareholders	(1.38)

Net Asset Value, End of Period(b)	$24.26

Total Return(b)(c)	2.58%

Ratios to Average Net Assets / Supplemental Data:(d)(e)

Net Assets, End of Period (000’s)	$25,646

Gross operating expenses(f)	3.48%

Net investment income (loss)	5.13%

Portfolio turnover rate	136	%(g)

*	Commenced operations on July 2, 2025.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Includes dividends and fees on securities sold short.
(f)	Supplemental expense ratios are shown below:
(g)	Not Annualized.

For the Period Ended June 30, 2026*

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.64%

Interest expense and commitment fees	0.30%

Dividends and fees on securities sold short	0.04%

For the Period Ended June 30, 2026*

Borrowings at the end of the period

Aggregate Amount Outstanding	$2,319,000

Asset Coverage Per $1,000+	1,205.92

*	Commenced operations on July 2, 2025.
+	See Note 5 for further details.

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 32

Notes to Financial Statements

June 30, 2026	NexPoint Funds I

Note 1. Organization

NexPoint Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with three portfolios that were offered as of June 30, 2026, each of which is non-diversified. This report includes information for the year ended June 30, 2026, for NexPoint Event Driven Fund (the “Event Driven Fund”), NexPoint Merger Arbitrage Fund (the “Merger Arbitrage Fund”) and NexPoint Credit Catalyst Fund (the “Credit Catalyst Fund”) (each a “Fund” and, collectively, the “Funds”).

Fund Shares

Each Fund is authorized to issue an unlimited number of transferable shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). Each Fund currently offers the following three share classes to investors, Class A, Class C, and Class Z Shares. Class A Shares are sold with a front-end sales charge. Class A and Class C Shares may be subject to a contingent deferred sales charge. Class Z Shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is as follows:

Fund	%

Event Driven Fund	5.50

Merger Arbitrage Fund	5.50

Credit Catalyst Fund	5.50

There is no front-end sales charge imposed on individual purchases of Class A Shares of $500,000 or more. The front-end sales charge is also waived in other instances as described in the Funds’ prospectus. Purchases of $500,000 or more of Class A Shares at net asset value (“NAV”) pursuant to a sales charge waiver are subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within eighteen months of purchase. Class C shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class Z Shares of all Funds.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Segment Reporting

An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The portfolio managers, as a team, have been identified as the CODM for the Funds. Through their management, investment, and operating functions, the portfolio managers are responsible for assessing performance and making decisions about resource allocation for the Funds. The CODM has determined that the Funds have a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Investment Portfolios, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

Use of Estimates

The Funds are investment companies that follow the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require NexPoint Asset Management, L.P. (“NexPoint” or the “Investment Adviser”) to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations

ANNUAL FINANCIALS AND OTHER INFORMATION | 33

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

Each Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among each Fund’s respective share classes based upon the relative net assets of each share class. Expenses of the Trust, other than those incurred by a specific Fund are allocated pro rata among the Funds and their share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) has designated NexPoint as the Funds’ valuation designee to perform the fair valuation determination for securities and other assets held by the Funds. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations.

The Funds’ investments are recorded at fair value. In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies and procedures adopted by NexPoint and approved by the Funds’ Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value), will be valued by the Funds at fair value, as determined by the Valuation Committee in good faith in accordance with policies and procedures established by NexPoint and approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to:

(i) the fundamental analytical data relating to the investment;

(ii) the nature and duration of restrictions on disposition of the securities; and

(iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Valuation Committee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

ANNUAL FINANCIALS AND OTHER INFORMATION | 34

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —

Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Valuation Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Valuation

Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of June 30, 2026, the Funds’ investments consisted of common stocks, corporate obligations, senior loans, mortgage-backed securities, preferred stock, exchange-traded funds, master limited partnerships (MLPs), repurchase agreements, cash equivalents, rights, warrants, securities sold short, forward foreign currency contracts, options, swaps and reverse repurchase agreements.

The fair value of the Funds’ common stocks, corporate obligations, convertible bonds, senior loans, asset-backed securities, exchange-traded funds, MLPs, repurchase agreements, cash equivalents, rights, warrants, securities sold short, forward foreign currency contracts, options, swaps and reverse repurchase agreements that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

ANNUAL FINANCIALS AND OTHER INFORMATION | 35

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets and liabilities as of June 30, 2026, is as follows:

	Total value at June 30, 2026 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)(1)

Event Driven Fund

Assets

Common Stock(2)	75,256,240	71,318,948	3,801,313	135,979

Master Limited Partnerships	2,592,134	2,592,134	—	—

Purchased Put Options	197,000	197,000	—	—

Rights(2)	62,553	—	—	62,553

Warrants	7,395	—	7,395	—

Repurchase Agreements	400,251	—	400,251	—

Cash Equivalent	3,494,586	3,494,586	—	—

Other Financial Instruments

Forward Foreign Currency Contracts(3)	18,824	—	18,824	—

Total Assets	82,028,983	77,602,668	4,227,783	198,532

Liabilities

Securities Sold Short

Common Stock	(22,669,632)	(22,669,632)	—	—

Other Financial Instruments

Written Call Options	(218,610)	(218,610)	—	—

Written Put Options	(1,920)	(1,920)	—	—

Total Liabilities	(22,890,162)	(22,890,162)	—	—

Total	59,138,821	54,712,506	4,227,783	198,532

(1)

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2)	See Investment Portfolio detail for industry breakout.

(3)	Forward Foreign Currency Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

ANNUAL FINANCIALS AND OTHER INFORMATION | 36

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

	Total value at June 30, 2026 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)(1)

Merger Arbitrage Fund

Assets

Common Stock(2)	1,323,225,915	1,248,064,967	73,085,771	2,075,177

U.S. Senior Loans	115,971,951	—	115,971,951	—

Corporate Obligations	33,797,369	—	33,797,369	—

Rights(2)	578,546	—	—	578,546

Warrants	39,688	—	39,688	—

Repurchase Agreement	1,535	—	1,535	—

Cash Equivalent	56,003,149	56,003,149	—	—

Other Financial Instruments

Forward Foreign Currency Contracts(3)	3,783,681	—	3,783,681	—

Total Assets	1,533,401,834	1,304,068,116	226,679,995	2,653,723

Liabilities

Securities Sold Short

Common Stock	(162,354,709)	(162,354,709)	—	—

Other Financial Instruments

Written Call Options	(1,891,890)	(1,891,890)	—	—

Written Put Options	(15,000)	(15,000)	—	—

Forward Foreign Currency Contracts(3)	(8,399)	—	(8,399)	—

Total Return Swaps(3)	(142,294)	—	(142,294)	—

Total Liabilities	(164,412,292)	(164,261,599)	(150,693)	—

Total	1,368,989,542	1,139,806,517	226,529,302	2,653,723

(1)

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2)	See Investment Portfolio detail for industry breakout.
(3)	Forward Foreign Currency Contracts and Total Return Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

	Total value at June 30, 2026 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)

Credit Catalyst Fund

Assets

Corporate Obligations	10,266,126	—	10,266,126	—

U.S. Senior Loans	9,027,167	—	9,027,167	—

Mortgage-Backed Securities	8,453,872	—	8,453,872	—

Preferred Stock	449,500	449,500	—	—

Cash Equivalent	3,546,291	3,546,291	—	—

Total Assets	31,742,956	3,995,791	27,747,165	—

Liabilities

Securities Sold Short

Exchange-Traded Funds	(2,131,121)	(2,131,121)	—	—

Common Stock(1)	(357,729)	(357,729)	—	—

Other Financial Instruments

Reverse Repurchase Agreements	(2,319,000)	—	(2,319,000)	—

Total Liabilities	(4,807,850)	(2,488,850)	(2,319,000)	—

Total	26,935,106	1,506,941	25,428,165	—

(1)	See Investment Portfolio detail for industry breakout.

ANNUAL FINANCIALS AND OTHER INFORMATION | 37

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates without observable inputs and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the year ended June 30, 2026, there were no transfers into Level 3 for the Funds.

The significant unobservable inputs used in the fair value measurement of the Fund’s common stocks and rights are: implied price and probability weighting. Significant decreases (increases) in any of those inputs in isolation could result in a significantly higher (lower) fair value measurement.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld. Gains and losses realized on principal paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income. Principal paydowns and prepayments received on senior loans and other debt instruments are recorded as realized gains or losses based on the difference between the principal received and the amortized cost of the principal repaid.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available and is verified. Interest income is recorded on the accrual basis.

Accretion of discount on taxable bonds and loans is computed to the maturity date, while amortization of premium on taxable bonds and loans is computed to the call or maturity date, whichever is shorter, both using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

U.S. Federal Income Tax Status

Each Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of their taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Investment Adviser has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Investment Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Event Driven Fund, Merger Arbitrage Fund and Credit Catalyst Fund intend to pay distributions from net investment income, if any, on an annual, quarterly, and monthly basis, respectively.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Event Driven Fund’s and Merger Arbitrage Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and/or sub-custodian bank(s) and restricted cash held at broker(s).

ANNUAL FINANCIALS AND OTHER INFORMATION | 38

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

Cash and Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. The Funds also consider money market instruments that invest in cash equivalents to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates fair value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report. These balances may exceed the federally insured limits under the Federal Deposit Insurance Corporation (“FDIC”).

Restricted Cash

Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for each of the Funds. Cash held as collateral for securities sold short, written options contracts and for swap agreements is classified as restricted cash on each Fund’s Statement of Assets and Liabilities, as applicable. Restricted cash in the amount of $23,620,259, $197,819,880 and $2,488,850 was held with the brokers for the Event Driven Fund, the Merger Arbitrage Fund and the Credit Catalyst Fund, respectively. Of the amount held for the Event Driven Fund, $23,620,259 was held as collateral for securities sold short and written options contracts. Of the amount held for the Merger Arbitrage Fund, $168,687,006 was held as collateral for securities sold short and written options contracts and $29,132,874 was held as collateral for swap agreements. Of the amount held for the Credit Catalyst Fund, $2,488,850 was held as collateral for securities sold short. Additionally, securities valued at $49,915,269, $124,954,141 and $3,780,473 were posted in the Event Driven Fund, the Merger Arbitrage Fund and the Credit Catalyst Fund’s segregated accounts as collateral, respectively.

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. A Fund’s loss on a short sale could be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Other Fee Income

Fee income may consist of origination/closing fees, amendment fees, administrative agent fees, transaction break-up fees and other miscellaneous fees. Origination fees, amendment fees, and other similar fees are nonrecurring fee sources. Such fees are received on a transaction by transaction basis and do not constitute a regular stream of income and are recognized when incurred.

Note 3. Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

ANNUAL FINANCIALS AND OTHER INFORMATION | 39

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

During the year ended June 30, 2026, the Event Driven Fund, Merger Arbitrage Fund and Credit Catalyst Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

During the year ended June 30, 2026, the Event Driven Fund and the Merger Arbitrage Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

During the year ended June 30, 2026, the Credit Catalyst Fund did not invest in option contracts.

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage their exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

ANNUAL FINANCIALS AND OTHER INFORMATION | 40

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received in the Statements of Assets and Liabilities, respectively, and amortized over the life of the swap. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Premiums paid or received are recognized as realized gain or loss in the Statement of Operations.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in “Net realized gain (loss) on swap contracts” on the accompanying Statements of Operations and Changes in Net Assets as realized gains or losses, respectively. As of June 30, 2026, the Merger Arbitrage Fund was party to open swap contracts having a net fair value of $(142,294).

During the year ended June 30, 2026, the Credit Catalyst Fund did not invest in swap contracts.

Forward Foreign Currency Contracts

The Funds may enter into forward currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency contracts to purchase or sell foreign currencies. A forward currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency contracts establish an exchange rate at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by a Fund as unrealized gain or loss. A Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2026, the Event Driven Fund and the Merger Arbitrage Fund had open forward foreign currency contracts having a net unrealized appreciation of $18,824 and $3,775,282, respectively.

As of June 30, 2026, the Credit Catalyst Fund did not invest in forward foreign currency contracts.

Additional Derivative Information

The Funds are required to disclose; a) how and why an entity uses derivative instruments; b) how derivative instruments and related hedged items are accounted for; c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows; and d) how the netting of derivatives subject to master netting arrangements (if applicable) affects the net exposure of the Funds related to the derivatives.

The fair value of derivative instruments on the Statements of Assets and Liabilities have the following risk exposure at June 30, 2026:

	Fair Value

Fund	Asset Derivative ($)		Liability Derivative ($)

Event Driven Fund

Equity Price Risk	197,000	(1)	220,530	(2)

Foreign Exchange Risk	18,824	(3)	—

Merger Arbitrage Fund

Equity Price Risk	—		2,049,184	(2)(4)

Foreign Exchange Risk	3,783,681	(3)	8,399	(3)

(1)	Statement of Assets and Liabilities location: Investments, at value. Purchased options only.
(2)	Statement of Assets and Liabilities location: Written options contracts, at Value.
(3)	Statement of Assets and Liabilities location: Unrealized appreciation and depreciation on forward foreign currency contracts.
(4)	Statement of Assets and Liabilities location: Unrealized appreciation and depreciation on total return swaps.

Amount	designated as “ —” is $0.

To reduce counterparty credit risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC derivative positions for each individual

ANNUAL FINANCIALS AND OTHER INFORMATION | 41

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Certain ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA master agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that to the value of any collateral currently pledged by the Fund or the Counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported in restricted cash on the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The following tables present derivative instruments that are subject to enforceable netting arrangements as of June 30, 2026:

	Gross Amounts Not Offset in the Statement of Assets and Liabilities

Fund	Gross Assets Recognized in the Statements of Assets & Liabilities ($)	Gross Liabilities Recognized in the Statement of Assets & Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets & Liabilities ($)	Financial Instrument ($)	Cash Collateral Received ($)	Net Amount ($)

Event Driven Fund

Forward Currency Contracts – Assets	18,824	—	18,824	—	—	18,824

	Gross Amounts Not Offset in the Statement of Assets and Liabilities

Fund	Gross Assets Recognized in the Statements of Assets & Liabilities ($)	Gross Liabilities Recognized in the Statement of Assets & Liabilities ($)	Net Amounts of Assets and (Liabilities) Presented in the Statement of Assets & Liabilities ($)	Financial Instrument ($)	Cash Collateral Received(1) ($)	Net Amount ($)

Merger Arbitrage Fund

Forward Currency Contracts – Assets	3,783,681	—	3,783,681	(8,399)	—	3,775,282

Forward Currency Contracts – Liabilities	—	(8,399)	(8,399)	8,399	—	—

Swaps – Liabilities	—	(142,294)	(142,294)	—	142,294	—

(1)	Collateral received in excess of fair value of derivatives is not presented in this table. The total collateral received by the Funds is disclosed in the Statements of Assets and Liabilities.

ANNUAL FINANCIALS AND OTHER INFORMATION | 42

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2026, is as follows:

	Net Realized Gain/(Loss) on Derivatives ($)		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives ($)

Event Driven Fund

Equity Price Risk	68,973	(1)(2)(3)	320,387	(5)(6)(7)

Foreign Exchange Risk	16,837	(4)	220,327	(8)

Merger Arbitrage Fund

Equity Price Risk	(2,407,586	)(1)(2)(3)	2,717,962	(5)(6)(7)

Foreign Exchange Risk	1,576,069	(4)	6,650,775	(8)

(1)	Statement of Operations location: Realized gain (loss) on Investments from unaffiliated issuers amounting $(289,392) and $(4,056,208) for Event Driven Fund and Merger Arbitrage Fund, respectively.
(2)	Statement of Operations location: Realized gain (loss) on swap contracts amounting $87,983 and $818,066 for Event Driven Fund and Merger Arbitrage Fund, respectively.
(3)	Statement of Operations location: Realized gain (loss) on written options contracts amounting $270,382 and $830,556 for Event Driven Fund and Merger Arbitrage Fund, respectively.
(4)	Statement of Operations location: Realized gain (loss) on Forward foreign currency contracts amounting $16,837 and $1,576,069 for Event Driven Fund and Merger Arbitrage Fund, respectively.
(5)

Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on Investments from unaffiliated issuers amounting $190,665 and $1,965,000 for Event Driven Fund and Merger Arbitrage Fund, respectively.

(6)

Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on swap contracts amounting $44,307 and $(262,278) for Event Driven Fund and Merger Arbitrage Fund, respectively.

(7)

Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on written options contracts amounting $85,415 and $1,015,240 for Event Driven Fund and Merger Arbitrage Fund, respectively.

(8)

Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on Forward foreign currency contracts amounting $220,327 and $6,650,775 for Event Driven Fund and Merger Arbitrage Fund, respectively.

The average monthly volume of derivative activity for the year ended June 30, 2026, is as follows:

Fund	Units/ Contracts	Appreciation/ (Depreciation) ($)

Event Driven Fund

Purchased Options Contracts	1,882	234,710

Written Options Contracts	(1,339)	(122,283)

Forward Contracts Long	—	3,122,481

Forward Contracts Short	—	(3,132,117)

Swap Contracts	—	28,102

Merger Arbitrage Fund

Purchased Options Contracts	3,601	531,568

Written Options Contracts	(4,350)	(1,090,645)

Forward Contracts Long	—	143,362,260

Forward Contracts Short	—	(142,984,325)

Swap Contracts	—	398,047

Amounts	designated as “—” are $0.

Note 4. Reverse Repurchase Agreements

On September 11, 2025, the Credit Catalyst Fund (the “Fund”) entered into an agreement with Mizuho Securities USA LLC (“Mizuho Securities”) under which it may from time to time enter into reverse repurchase transactions pursuant to the terms of a master repurchase agreement and related annexes (collectively the “Repurchase Agreement”). A reverse repurchase transaction is a repurchase transaction in which the Fund is the seller of securities or other assets and agrees to repurchase them at a date certain or on demand. Pursuant to the Repurchase Agreement, the Fund may agree to sell securities or other assets to Mizuho Securities for an agreed upon price (the “Purchase Price”), with a simultaneous agreement to repurchase such securities or other assets from Mizuho Securities for the Purchase Price plus a price differential that is economically similar to interest. The price differential is negotiated for each transaction. This creates leverage for the Fund because the cash received can be used to purchase other securities.

At June 30, 2026, the Fund had investments in reverse repurchase agreements with a gross value of $2,319,000 which is reflected as reverse repurchase agreements on the Statement of Assets and Liabilities. The securities transferred to Mizuho Securities under the Repurchase Agreement consist of Mortgage-Backed Securities and are identified in the Fund’s Investment Portfolio. The remaining maturities of the reverse repurchase agreements are within 30 days for all agreements. The Fund’s average daily balance was $2,207,993 at a weighted average interest rate of 3.53% for the days outstanding.

	Gross amount of recognized liabilities (Reverse repurchased agreements) ($)	Value of Cash Collateral Pledged ($)	Value of Non- Cash Collateral Pledged(1) ($)	Net Amount ($)

Credit Catalyst Fund	(2,319,000)	—	2,319,000	—

(1)

Collateral received in excess of fair value of reverse repurchase agreements is not presented in this table. The total collateral received by the Funds is disclosed in the Statements of Assets and Liabilities.

Note 5. Asset Coverage

The Fund is required to maintain 300% asset coverage with respect to any amounts borrowed. Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank borrowings and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the

ANNUAL FINANCIALS AND OTHER INFORMATION | 43

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

borrowings outstanding. As of the dates indicated below, the Fund’s debt outstanding and asset coverage was as follows:

Date	Total Amount Outstanding	% of Asset Coverage of Indebtedness

6/30/2026	$2,319,000	1,205.92%

Note 6. Securities Lending

Effective January 7, 2020, the Investment Adviser entered into a securities lending agreement with The Bank of New York Mellon (“BNY” or the “Lending Agent”).

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement (“SLA”), which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of June 30, 2026:

	Gross Amount of Recognized Assets (Value of Securities on Loan) ($)	Value of Cash Collateral Received ($)	Value of Non-Cash Collateral Received(1) ($)	Net Amount ($)

Event Driven Fund	1,717,967	400,251	1,317,716	—

Merger Arbitrage Fund	4,254,945	1,535	4,253,410	—

(1)	Collateral received in excess of fair value of securities on loan is not presented in this table. The total collateral received by the Funds is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at June 30, 2026, are shown in the Investment Portfolio. The value of the collateral held may be temporarily less than that required under the lending contract. As of June 30, 2026, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of June 30, 2026:

	Overnight and Continuous ($)	<30 Days ($)	Between 30 & 90 Days ($)	>90 Days ($)	Total ($)

Event Driven Fund

Repurchase Agreements	400,251	—	—	—	400,251

U.S. Government Securities	—	—	—	1,380,188	1,380,188

Total	400,251	—	—	1,380,188	1,780,439

Merger Arbitrage Fund

Repurchase Agreements	1,535	—	—	—	1,535

U.S. Government Securities	—	—	3,072	4,344,933	4,348,005

Total	1,535	—	3,072	4,344,933	4,349,540

Amounts	designated as “—” are $0.

Each Fund could seek additional income by making secured loans of its portfolio securities through its custodian. Such loans would be in an amount not greater than one-third of the value of the Fund’s total assets. BNY would charge a fund fees based on a percentage of the securities lending income.

The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day.

The Funds would receive collateral consisting of cash (U.S. and foreign currency), securities issued or

ANNUAL FINANCIALS AND OTHER INFORMATION | 44

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

guaranteed by the U.S. government or its agencies or instrumentalities, sovereign debt, convertible bonds, irrevocable bank letters of credit or such other collateral as may be agreed on by the parties to a securities lending arrangement, initially with a value of 102% or 105% of the market value of the loaned securities and thereafter maintained at a value of 100% of the market value of the loaned securities. If the collateral consists of non-cash collateral, the borrower would pay the Fund a loan premium fee. If the collateral consists of cash, BNY would reinvest the cash in repurchase agreements and money market accounts. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund would recall the loaned securities upon reasonable notice in order that the securities could be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also could call such loans in order to sell the securities involved.

Securities lending transactions were entered into pursuant to SLA, which would provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaulted, the Funds, as lenders, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an SLA counterparty’s bankruptcy or insolvency. Under the SLA, the Funds can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, each Fund benefits from a borrower default indemnity provided by BNY. BNY’s indemnity generally provides for replacement of securities lent or the approximate value thereof.

Note 7. U.S. Federal Income Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, deferred losses from unsettled short transactions, capitalized dividend, passive foreign investment company, swap income, constructive sale gain, defaulted bonds, tax treatment of net operating loss and different treatment for gains and losses on paydowns for tax purposes. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on NAV of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

As of June 30, 2026, permanent differences mainly resulting from remaining capital loss carryover subject to annual limitation, net operating losses, and non-deductible expenses from partnership investments, were identified and reclassified among the components of the Funds’ net assets as follows:

	Distributable Earnings (Loss) ($)	Paid-in- Capital ($)

Event Driven Fund	323,928	(323,928)

Merger Arbitrage Fund	(474,307)	474,307

Credit Catalyst Fund	—	—

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Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

At June 30, 2026, the Funds’ most recent tax year end, components of distributable earnings (accumulated losses) on a tax basis is as follows:

	Undistributed Income ($)	Undistributed Long-Term Capital Gain ($)	Other Temporary Differences(1) ($)	Accumulated Capital and Other Losses ($)	Net Tax Appreciation/ (Depreciation) ($)	Total Distributable Earnings (Accumulated Losses) ($)

Event Driven Fund	—	—	3	(178,803,289)	584,323	(178,218,963)

Merger Arbitrage Fund	8,814,760	2,148,764	5,089,107	(5,090,921)	(2,031,380)	8,930,330

Credit Catalyst Fund	85,546	—	(126,029)	(179,096)	(535,719)	(755,298)

(1)

Other temporary differences for Merger Arbitrage Fund is comprised primarily of the remaining capital loss carryover subject to annual limitation and for Credit Catalyst Fund comprised of distributions payable.

At June 30, 2026, the respective Funds had capital loss carryovers as indicated below. The capital loss carryovers are available to offset future realized capital gains. For Merger Arbitrage Fund the capital loss carryover may be subject to annual limitations.

Fund	No Expiration Short-Term ($)	No Expiration Long-Term ($)	Total ($)

Event Driven Fund	164,707,142	14,096,147	178,803,289

Merger Arbitrage Fund	5,090,921	—	5,090,921

Credit Catalyst Fund	—	—	—

For the fiscal year ended June 30, 2026, Merger Arbitrage Fund utilized capital losses carryover from prior years in the amount of $474,307.

Qualified Late Year Ordinary and Post October Losses

Under current laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2026 through June 30, 2026, and specified losses realized on investment transactions from November 1, 2025 through June 30, 2026. For the fiscal year ended June 30, 2026, the following Fund elected to defer the following losses:

Fund	Realized Capital Losses ($)	Ordinary Losses ($)

Credit Catalyst Fund	(179,096)	—

The tax character of distributions paid during the years ended June 30 is as follows:

	Ordinary Income(1) ($)	Long-Term Capital Gains ($)	Return of Capital ($)	Total Distribution Paid ($)

Event Driven Fund

2026	—	—	—	—

2025	404,285	—	—	404,285

Merger Arbitrage Fund

2026	64,372,256	—	—	64,372,256

2025	46,250,966	—	—	46,250,966

Credit Catalyst Fund

2026	1,401,372	—	—	1,401,372

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

ANNUAL FINANCIALS AND OTHER INFORMATION | 46

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

The Federal tax cost and gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Funds at June 30, 2026 were as follows:

	Gross Appreciation ($)	Gross Depreciation ($)	Net Appreciation/ (Depreciation) ($)	Federal Tax Cost ($)

Event Driven Fund	6,594,605	(6,010,282)	584,323	76,219,809

Merger Arbitrage Fund	12,838,279	(14,869,659)	(2,031,380)	1,478,078,911

Credit Catalyst Fund	143,007	(678,726)	(535,719)	28,705,880

For Federal income tax purposes, the cost of investments owned at June 30, 2026 were different from amounts reported for financial reporting purposes primarily due to investments in partnerships, passive foreign investment company, wash sale losses , constructive sales, foreign currency contract mark-to-market, corporate action basis adjustments, unsettled shorts and capitalized dividends.

The Funds did not pay any federal or state and local income taxes. Certain Funds paid income taxes in foreign jurisdictions for the year ended June 30, 2026. Cash paid for income taxes, net of refunds received, were as follows:

	NexPoint Event Driven Fund ($)	NexPoint Merger Arbitrage Fund ($)	NexPoint Credit Catalyst Fund ($)

Income Taxes by Foreign Jurisdiction:

Canada	14,896	238,696	—

Japan	1,957	—	—

Other*	—	—	—

Total Income Taxes Paid, Net of Refunds	16,853	238,696	—

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Funds.

Note 8. Advisory, Administration, Service and Distribution, Trustee, and Other Fees Investment Advisory Fees

For its investment advisory services, each Fund pays the Investment Adviser a monthly fee, computed and accrued daily, based on an annual rate of the Funds’ Average Daily Managed Assets. Average Daily Managed Assets of a Fund means the average daily value of the total assets of a Fund less all accrued liabilities of a Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

The table below shows each Fund’s contractual advisory fee with the Investment Adviser for the year ended June 30, 2026:

Fund	Annual Advisory Fee Rate to the Investment Adviser (%)

Event Driven Fund	1.00

Merger Arbitrage Fund	1.00

Credit Catalyst Fund	0.95

NexPoint has entered into a Services Agreement (the “Services Agreement”) with Highgate Consulting Group,

Inc., doing business as Skyview Group (“Skyview”) pursuant to which NexPoint will receive administrative and operational support services to enable it to provide the required advisory services to the Funds. The Investment Adviser, and not the Funds, will compensate all Investment Adviser and Skyview personnel who provide services thereunder.

The Investment Adviser, and not the Funds, will compensate all Investment Adviser, and Skyview personnel who provide services to the Funds. As of January 1, 2026, NexPoint Services no longer employs any NexPoint or Skyview employees and has no plans to do so in the future.

Administration Fees

NexPoint provides administration services to the Event Driven Fund, the Merger Arbitrage Fund and the Credit Catalyst Fund for a monthly administration fee. For its services, the Investment Adviser receives a monthly administration fee, computed and accrued daily, at an annual rate of 0.20% of the Fund’s Average Daily Managed Assets. Under separate administration and sub-administration agreements, SEI Investments Global

ANNUAL FINANCIALS AND OTHER INFORMATION | 47

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

Funds Services (“SEI”) provides certain fund administration, accounting, financial reporting, regulatory reporting and related support services to the Funds and is compensated for such services. These are classified as Accounting services fees on the Statement of Operations.

Service and Distribution Fees

NexPoint Securities, Inc. (the “Underwriter”), serves as the principal underwriter and distributor of each Fund’s shares. The Underwriter receives the front-end sales charge imposed on the sale of Class A Shares and the contingent deferred sales charge (“CDSC”) imposed on certain redemptions of Class A and Class C Shares. For the year ended June 30, 2026, the Underwriter received $3,084 and $9,650 of front end sales charges for Class A shares of the Event Driven Fund and the Merger Arbitrage Fund, respectively. The Underwriter did not receive CDSC fees for Class A shares of the Credit Catalyst Fund. The Underwriter did not receive CDSC fees for Class C Shares of the Event Driven Fund, the Merger Arbitrage Fund or the Credit Catalyst Fund.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for Class A Shares and Class C Shares of the Funds, which requires the payment of a monthly fee to the Underwriter at an annual rate of the average daily net assets of each class as follows:

Fund	Class A Shares (%)	Class C Shares (%)

Event Driven Fund	0.35	1.00

Merger Arbitrage Fund	0.35	1.00

Credit Catalyst Fund	0.35	1.00

For the year ended June 30, 2026, the Distribution and Service fees, which are included on the Statements of Operations for each class, were as follows:

Fund	Class A Fees ($)	Class C Fees ($)

Event Driven Fund	17,764	17,789

Merger Arbitrage Fund	219,543	209,075

Expense Limits and Fee Reimbursements

The Investment Adviser contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the 1940 Act, taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (collectively, the “Excluded Expenses”)) to 1.50% of average daily net assets of the Event Driven Fund, 1.54% of average daily net assets of the Merger Arbitrage Fund and 1.30% of average daily net assets of the Credit Catalyst Fund (the “Expense Cap”). The Expense Cap will continue through at least October 31, 2026, and may not be terminated prior to this date without the action or consent of the Board of Trustees.

Under the expense limitation agreement, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to the Funds within thirty-six months of the date such amounts were waived or reimbursed, provided the Funds’ total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/ reimbursement or at the time of recoupment. There can be no assurance that these fee reductions will be sufficient to avoid any loss. On June 30, 2026, the amounts subject to possible future recoupment under each Fund’s expense limitations were as follows:

	June 30, 2026

	2027 ($)	2028 ($)	2029 ($)

Event Driven Fund	$228,804	$323,559	$284,889

Merger Arbitrage Fund	$1,983,810	$1,663,283	$1,967,228

Credit Catalyst Fund	—	—	$461,277

During the year ended June 30, 2026, the Investment Adviser did not recoup any amounts previously waived or reimbursed. During the year ended June 30, 2026, Event Driven Fund and Merger Arbitrage Fund had $240,842 and $1,880,283, respectively, of fees previously waived and or reimbursed by the Investment Adviser that were eligible for recoupment that expired.

Fees Paid to Officers and Trustees

Each Trustee who oversees all of the funds in the NexPoint Fund Complex receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the NexPoint Fund Complex based on relative net assets. The annual retainer for a Trustee who does not oversee all of the funds in the NexPoint Fund Complex is prorated based on the portion of the $150,000 annual retainer allocable to the funds overseen by such Trustee. The Chairman of the Board receives an additional annual payment of

ANNUAL FINANCIALS AND OTHER INFORMATION | 48

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

$20,000 and the Chairperson of each committee receives an additional annual payment of $10,000 payable in quarterly installments and allocated among each portfolio in the NexPoint Fund Complex based on relative net assets. Trustees are reimbursed for actual out-of-pocket expenses relating to attendance at meetings. The “NexPoint Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser or its affiliated advisers as of the date of this report and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act, which are each advised by the Investment Adviser or its affiliated advisers.

The Funds pay no compensation to their officers, all of whom are employees of the Investment Adviser or one of its affiliates.

The Trustees do not receive any separate compensation in connection with service on Committees or for attending Board or Committee Meetings. The Trustees do not have any pension or retirement plan.

Note 9. Disclosure of Significant Risks and Contingencies

The Funds’ investments expose the Funds to various risks, certain of which are discussed below. Please refer to each Fund’s Prospectus and Statement of Additional Information for a full listing of risks associated with each Fund’s investments.

Asset-Backed Securities Risk

The risk that, as asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have increased the risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Asset-backed securities also may be subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. Investments in asset-backed securities may also be subject to valuation risk.

Collateralized Loan Obligations Risk

A collateralized loan obligation (CLO) is an asset-backed security whose underlying collateral is a pool of loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, some of which may be below investment grade or equivalent unrated loans. Investments in CLOs carry the same risks as investments in loans directly, such as interest rate risk, issuer credit and liquidity risks. These investments are also subject to the risks associated with a decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults and investor aversion to these types of securities as a class. CLOs issue classes or “tranches” that vary in risk and yield.

Contingent Convertible Securities Risk

Contingent convertible securities are fixed-income securities or preferred stocks that automatically convert into equity securities of the issuer or undergo a principal write-down by a pre-determined percentage upon the occurrence of certain events (a “Trigger Event”). Contingent convertible securities may expose the Fund to stock market risk. The Fund treats contingent convertible securities as fixed-income securities for purposes of its investment policies and limitations, because they should perform like other fixed income securities unless a Trigger Event occurs.

Convertible Securities Risk

The risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

Counterparty Risk

A counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Covenant-Lite Loans Risk

Loans in which a Fund invests include covenant-lite loans, which carry more risk to the lender than traditional loans as they may contain fewer or less restrictive covenants on the borrower than traditionally included in loan documentation or may contain other borrower-friendly characteristics. The Fund may experience relatively greater difficulty or delays in

ANNUAL FINANCIALS AND OTHER INFORMATION | 49

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

enforcing its rights on its holdings of certain covenant-lite loans and debt securities than its holdings of loans or securities with the usual covenants.

Credit Risk

The issuers of certain securities or the counterparties of a derivatives contract or repurchase contract might be unable or unwilling (or perceived as being unable or unwilling) to make interest and/or principal payments when due, or to otherwise honor its obligations. Debt securities are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Funds, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the Funds’ net asset value and the market price of the Funds’ shares.

Currency Risk

A portion of the Funds’ assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Funds’ investment performance may be negatively affected by a devaluation of a currency in which the Funds’ investments are quoted or denominated. Further, the Funds’ investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Debt Securities Risk

The risk associated with the fact that the value of debt securities typically changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Debt instruments are subject to the risk of non-payment of scheduled interest and/or principal.

Derivatives Risk

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Funds seek exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Funds, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. In addition, changes in laws or regulations may increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Funds’ ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Funds as well as the Funds’ ability to pursue its investment objective through the use of such instruments.

Distressed and Defaulted Securities Risk

The Fund may invest in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. Such investments generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

Emerging Markets Risk

The risk of investing in securities of issuers tied economically to emerging markets, which entails all of the risks of investing in securities of non-U.S. issuers detailed below under “Non-U.S. Securities Risk” to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the markets for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; (iii) greater fluctuations in currency exchange rates; and (iv) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

ANNUAL FINANCIALS AND OTHER INFORMATION | 50

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

Equity Securities Risk

The risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Exchange-Traded Funds (“ETF”) Risk

The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The value of ETFs can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. ETFs are traded similarly to stocks of individual companies. Although an ETF is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance of its index because of its operating expenses and other factors.

Extension Risk

The risk that when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Financial Services Industry Risk

The risk associated with the fact that the Funds’ investments in senior loans (“Senior Loans”) are arranged through private negotiations between a borrower (“Borrower”) and several financial institutions. The financial services industry is subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments financial services companies can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Because financial services companies are highly dependent on short-term interest rates, they can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations. Losses resulting from financial difficulties of Borrowers can negatively affect financial services companies. The financial services industry is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. This change may make it more difficult for the Investment Adviser to analyze investments in this industry. Additionally, the recently increased volatility in the financial markets and implementation of the recent financial reform legislation may affect the financial services industry as a whole in ways that may be difficult to predict.

Financial Services Sector Risk

The risk associated with investments in the financial services sector. Such investments may be subject to credit risk, interest rate risk, and regulatory risk, among others. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies and general economic cycles, fiscal and monetary policy, adverse developments in the real estate market, the deterioration or failure of other financial institutions, and changes in banking or securities regulations.

Fixed Income Market Risk

The risk that fixed income markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. During those periods, the Funds may experience increased levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices. Fixed income securities may be difficult to value during such periods.

Hedging Risk

Each Fund may engage in “hedging,” the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce investment risk, but can also be expected to limit or reduce the potential for profit. For example, if a fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio had not been hedged. No assurance can be given that any particular hedging strategy will be successful, or that the Investment Adviser will elect to use a hedging strategy at a time when it is advisable.

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Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

High Yield Debt Securities Risk

The risk that below investment grade securities or unrated securities of similar credit quality (commonly known as “high yield securities” or “junk securities”) are more likely to default than higher rated securities. The Fund’s ability to invest in high-yield debt securities generally subjects the Fund to greater risk than securities with higher ratings. Such securities are regarded by the rating organizations as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. The market value of these securities is generally more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Illiquid and Restricted Securities Risk

The investments made by the Funds may be illiquid, and consequently the Funds may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Funds. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Funds’ investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Funds, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at a Funds’ expense, the Funds’ expenses would be increased.

Industry and Sector Focus Risk

The risk that issuers in an industry or sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions. If the Investment Adviser invests a significant percentage of the Funds’ assets in issuers within an industry or sector, the Funds’

performance may be affected by conditions in that industry or sector.

Information Technology Sector Risk

The risk that a Fund may be impacted by risks faced by companies in the information technology sector. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services

Interest Rate Risk

The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of fixed rate securities already held by the Funds can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Leverage Risk

Each Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.

Lender Liability Risk

A number of judicial decisions have upheld the right of Borrowers to sue lending institutions on the basis of various evolving legal theories founded upon the premise that an institutional Lender has violated a duty of good faith and fair dealing owed to the Borrower or

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Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

has assumed a degree of control over the Borrower resulting in a creation of a fiduciary duty owed to the Borrower or its other creditors or shareholders. Because of the nature of certain of the Funds’ investments, the Funds or the Investment Adviser could be subject to such liability.

Limited Information Risk

The risk associated with the fact that the types of Senior Loans in which the Funds will invest historically may not have been rated by a NRSRO, have not been registered with the SEC or any state securities commission, and have not been listed on any national securities exchange. Although the Funds will generally have access to financial and other information made available to the Lenders in connection with Senior Loans, the amount of public information available with respect to Senior Loans will generally be less extensive than that available for rated, registered or exchange-listed securities. As a result, the performance of the Funds and its ability to meet its investment objective is more dependent on the analytical ability of the Investment Adviser than would be the case for an investment company that invests primarily in rated, registered or exchange-listed securities.

Liquidity Risk

The risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents the Funds from selling particular securities or unwinding derivative positions at desirable prices. At times, a major portion of any portfolio security may be held by relatively few institutional purchasers. Even if the Funds consider such securities liquid because of the availability of an institutional market, such securities may become difficult to value or sell in adverse market or economic conditions.

Management Risk

The risk associated with the fact that the Funds rely on the Investment Adviser’s ability to achieve its investment objective. The Investment Adviser may be incorrect in its assessment of the intrinsic value of the companies whose securities the Funds hold, which may result in a decline in the value of fund shares and failure to achieve its investment objective. The Funds’ portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Merger Arbitrage and Event-Driven Risk

The risk that the Investment Adviser’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, will prove incorrect and that the Funds’ return on the investment will be negative. Even if the Investment Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Funds to lose money. The Funds’ expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated. The Funds’ principal investment strategies are not specifically designed to benefit from general appreciation in the equity markets or general improvement in the economic conditions in the global economy. Accordingly, the Funds may underperform the broad equity markets under certain market conditions, such as during periods when there has been rapid appreciation in the equity markets. The Funds may also underperform the broad equity markets if it holds a significant portion of its assets in cash and money market instruments for an extended period of time due to a lack of merger arbitrage opportunities.

Mid-Cap Company Risk

The risk that investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MLP Risk

The risk of investing in MLP units, which involves some risks that differ from an investment in the equity securities of a company. The Funds may invest in MLP units. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by an MLP are exposed to a remote possibility of liability for all of the obligations of that

ANNUAL FINANCIALS AND OTHER INFORMATION | 53

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

MLP in certain instances. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Additionally, a sustained reduced demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows and changes in the regulatory environment could adversely affect the profitability of MLPs. Investments in MLP units also present special tax risks. See “MLP Tax Risk” below.

MLP Tax Risk

The risk that the MLPs in which the Funds invests will fail to be treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain its partnership status, or if it is unable to do so because of tax or other law changes, it would be treated as a corporation for U.S. federal income tax purposes. In that case, the MLP would be obligated to pay U.S. federal income tax (as well as state and local taxes) at the entity level on its taxable income, and distributions received by a Fund would be characterized as dividend income to the extent of the MLP’s current and accumulated earnings and profits for federal tax purposes. The classification of an MLP as a corporation for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and the value of a Fund’s investment in any such MLP. As a result, the value of a Fund’s shares and the cash available for distribution to Fund shareholders could be reduced.

Non-Diversification Risk

The risk that an investment in the Funds could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Funds may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Funds’ investments in fewer issuers may result in the Funds’ shares being more sensitive to the economic results of those issuers. An investment in the Funds could fluctuate in value more than an investment in a diversified fund.

Non-Payment Risk

The risk of non-payment of scheduled interest and/or principal with respect to debt instruments. Non-payment would result in a reduction of income to the Funds, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the NAV of the Funds.

Non-U.S. Securities Risk

Non-U.S. securities risk is the risk associated with investing in non-U.S. issuers. Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in each Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, certain investments in non-U.S. securities may be subject to foreign withholding and other taxes on interest, dividends, capital gains or other income or proceeds. Those taxes will reduce each Funds’ yield on any such securities.

Ongoing Monitoring Risk

The risk associated with ongoing monitoring of the Agent. On behalf of the several Lenders, the Agent generally will be required to administer and manage the Senior Loans and, with respect to collateralized Senior Loans, to service or monitor the collateral. Financial difficulties of Agents can pose a risk to the Funds. Unless, under the terms of the loan, the Funds have direct recourse against the Borrower, the Funds may have to rely on the Agent or other financial intermediary to apply appropriate credit remedies against a Borrower.

Operational and Technology Risk

The risk that cyberattacks, disruptions, or failures that affect the Funds’ service providers, counterparties, market participants, or issuers of securities held by the Funds may adversely affect the Funds and its shareholders, including by causing losses for the Funds or impairing Fund operations.

Options Risk

There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets

ANNUAL FINANCIALS AND OTHER INFORMATION | 54

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A transaction in options or securities may be unsuccessful to some degree because of market behavior or unexpected events.

When a Fund writes a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation and once an option writer has received an exercise notice, it must deliver the underlying security in exchange for the strike price.

When a Fund writes a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Funds’ potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Funds risk a loss equal to the entire exercise price of the option minus the put premium.

Other Investment Companies Risk

The risk that when the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, ETFs and other types of investment companies, those assets will be subject to the risks of the purchased investment companies’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment companies. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification.

Payment-in-Kind (“PIK”) Securities Risk

The risk that the value of PIK securities held by the Funds may be more sensitive to fluctuations in interest rates than other securities. PIKs pay all or a portion of their interest or dividends in the form of additional securities. Federal tax law requires that the interest on PIK bonds be accrued as income to a Fund regardless of the fact that a Fund will not receive cash until such securities mature. Since the income must be distributed to shareholders, the Funds may be forced to liquidate other securities in order to make the required distribution.

Portfolio Turnover Risk

The risk that the Funds’ high portfolio turnover will increase the Funds’ transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

Prepayment Risk

The risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Funds to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates. This may adversely affect the NAV of the Funds’ shares.

Regulatory Risk

The risk that to the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of loan interests for investment by the Funds may be adversely affected.

Risk of Substantial Redemptions

The risk that if substantial numbers of shares in the Funds were to be redeemed at the same time or at approximately the same time, the Funds might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. The Funds might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them.

Securities Lending Risk

The Funds may make secured loans of its portfolio securities. Any decline in the value of a portfolio security

ANNUAL FINANCIALS AND OTHER INFORMATION | 55

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

that occurs while the security is out on loan is borne by the Funds, and will adversely affect performance. Also, there may be delays in recovery of securities loaned, losses in the investment of collateral, and loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Securities Market and Selection Risk

The risk that the value of securities owned by the Funds may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously. Many factors can affect this value and you may lose money by investing in the Funds.

The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Senior Loans Risk

A Funds’ investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. As with any debt instrument, Senior Loans are generally subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates. Therefore, Senior Loans may not mitigate price declines in a rising long-term interest rate environment. The secondary market for loans is generally less liquid than the market for higher grade debt. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a loan, and could adversely affect the Funds’ income. The volume and frequency of secondary market trading in such loans varies significantly over time and among loans. Although Senior Loans in which the Funds will invest will often be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the Borrower’s obligation in the event of a default or that such collateral could be readily liquidated.

Shareholder Concentration Risk

The risk that large redemptions by a small number of large shareholders can harm remaining shareholders. Particularly large redemptions may affect asset allocation decisions and could adversely impact remaining Fund shareholders.

Short Sales Risk

Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Small-Cap Company Risk

The risk that investing in the securities of small-cap companies either directly or indirectly through investments in ETFs, closed-end funds or mutual funds

ANNUAL FINANCIALS AND OTHER INFORMATION | 56

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

(“Underlying Funds”) may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Special Purpose Acquisition Companies Risk

A Fund may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or may be subject to restrictions on resale. An investment in an SPAC is subject a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by the Funds may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) the Funds will be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in an SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) no or only a thinly traded market for shares of or interests in an SPAC may develop, leaving a Fund unable to sell its interest in an SPAC or to sell its interest only at a price below what a Fund believes is the SPAC interest’s intrinsic value; and (ix) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Structured Finance Securities Risk

A portion of the Fund’s investments may consist of mortgage-backed securities, collateralized mortgage obligations, collateralized bond obligations, collateralized loan obligations or similar instruments. Such structured finance securities are generally backed by an asset or a pool of assets, which serve as collateral. Depending on the type of security, the collateral may take the form of a portfolio of mortgage loans or bonds or other assets. The Fund and other investors in structured finance securities ultimately bear the credit risk of the underlying collateral. In some instances, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/ equity according to their degree of risk. The riskiest securities are the equity tranche, which bears the bulk of defaults from the bonds or loans serving as collateral, and thus may protect the other, more senior tranches from default. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. A senior tranche typically has higher ratings and lower yields than the underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, other tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to previous defaults and the disappearance of protecting tranches, market anticipation of defaults and aversion to certain structured finance securities as a class.

Swaps Risk

The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from a Funds’ direct investments in securities.

Transactions in swaps can involve greater risks than if a Fund had invested in the reference assets directly since,

ANNUAL FINANCIALS AND OTHER INFORMATION | 57

Notes to Financial Statements (continued)

June 30, 2026	NexPoint Funds I

in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. However, certain risks may be reduced (but not eliminated) if a Fund invests in cleared swaps. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. Because bilateral swap agreements are two party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

The value of swaps can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the Investment Adviser’s expectations may produce significant losses in a Fund’s investments in swaps. In addition, a perfect correlation between a swap and a reference asset may be impossible to achieve. As a result, the Investment Adviser’s use of swaps may not be effective in fulfilling the Investment Adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Tax Risk

The risk that the U.S. income tax rules may be uncertain when applied to specific arbitrage transactions, including identifying deferred losses from wash sales or realized gains from constructive sales, among other issues. Such uncertainty may cause the Funds to be exposed to unexpected tax liability.

Technology Sector Risk

The risk associated with investments in the technology sector. Technology related companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the values of their securities. Many technology companies have limited operating histories.

Undervalued Stocks Risk

The risk that an undervalued stock may decrease in price or may not increase in price as anticipated by the Investment Adviser if other investors fail to recognize the company’s value or the factors that the Investment Adviser believes will cause the stock price to increase do not occur.

Note 10. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the year ended June 30, 2026, were as follows:

	U.S Government Securities(1)		Other Securities

	Purchases	Sales	Purchases	Sales

Event Driven Fund	$—	$—	$216,129,998	$248,946,239

Merger Arbitrage Fund	—	—	4,628,348,110	4,105,082,868

Credit Catalyst Fund	—	—	58,711,091	29,838,321

(1)	The Funds did not have any purchases or sales of U.S. Government Securities for the year ended June 30, 2026.

Note 11. Indemnification

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may rise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds may enter into contracts with service providers that contain a

ANNUAL FINANCIALS AND OTHER INFORMATION | 58

Notes to Financial Statements (concluded)

June 30, 2026	NexPoint Funds I

variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Note 12. Recent Accounting Pronouncement

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations (see Note 7).

Note 13. Subsequent Events

Subsequent to June 30, 2026, the Credit Catalyst Fund declared the following monthly distributions:

Share class	Declaration date	Record date	Payable date	Distribution per share

Class A	July 1, 2026	June 30, 2026	July 1, 2026	$0.149420

Class C	July 1, 2026	June 30, 2026	July 1, 2026	$0.149482

Class Z	July 1, 2026	June 30, 2026	July 1, 2026	$0.123870

Class A	August 3, 2026	July 31, 2026	August 3, 2026	$0.119860

Class C	August 3, 2026	July 31, 2026	August 3, 2026	$0.119883

Class Z	August 3, 2026	July 31, 2026	August 3, 2026	$0.098284

Cumulative distributions to shareholders have exceeded cumulative distributable earnings; accordingly, a portion of these distributions is estimated to represent a return of capital. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events to report which have not already been recorded or disclosed in these financial statements and accompanying notes.

ANNUAL FINANCIALS AND OTHER INFORMATION | 59

Report of Independent Registered Public Accounting Firm

June 30, 2026	NexPoint Funds I

To the Shareholders of NexPoint Event Driven Fund,

NexPoint Merger Arbitrage Fund and NexPoint Credit Catalyst Fund and

Board of Trustees of NexPoint Funds I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of NexPoint Funds I comprising the funds listed below (the “Funds”) as of June 30, 2026, the related statements of operations, cash flows and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations and their cash flows, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations and Cash Flows*	Statement(s) of Changes in Net Assets	Financial Highlights

NexPoint Event Driven Fund	For the year ended June 30, 2026	For the years ended June 30, 2026 and 2025	For the years ended June 30, 2026, 2025, 2024, 2023, and 2022

NexPoint Merger Arbitrage Fund	For the year ended June 30, 2026	For the years ended June 30, 2026 and 2025	For the years ended June 30, 2026, 2025, 2024, 2023, and 2022

NexPoint Credit Catalyst Fund	For the period from July 2, 2025 (commencement of operations) through June 30, 2026

*	Statement of cash flows is only applicable to NexPoint Event Driven Fund and NexPoint Merger Arbitrage Fund

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, agent banks, brokers and issuer; when replies were not received from agent banks, brokers and issuers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio

August 28, 2026

ANNUAL FINANCIALS AND OTHER INFORMATION | 60

Additional Information (unaudited)

June 30, 2026	NexPoint Funds I

Tax Information

For shareholders that do not have a June 30, 2026 tax year end, this notice is for informational purposes only. For shareholders with a June 30, 2026 tax year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended June 30, 2026, the following Funds are designating the following items with regard to earnings for the year.

	Return of Capital	Long-Term Capital Gain	Ordinary Income Distribution	Total Distribution

Event Driven Fund	0.00%	0.00%	0.00%	0.00%

Merger Arbitrage Fund	0.00%	0.00%	100.00%	100.00%

Credit Catalyst Fund	0.00%	0.00%	100.00%	100.00%

	Dividends Received Deduction(1)	Qualified Dividend Income(2)	Qualifying Business Income(3)	Interest Related Dividends(4)

Event Driven Fund	0.00%	0.00%	0.00%	0.00%

Merger Arbitrage Fund	6.22%	6.93%	0.26%	6.24%

Credit Catalyst Fund	2.30%	2.30%	0.00%	83.97%

Short-Term Capital Gain Dividends(5)

Event Driven Fund	0.00%

Merger Arbitrage Fund	100.00%

Credit Catalyst Fund	100.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

(3)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.
(4)

The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividend” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the

Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of June 30, 2026, the Trustees and officers of each Fund as a group owned less than 1% of the then outstanding shares of each class of shares of each Fund.

Control persons are presumed to control the Fund for purposes of voting on matters submitted to a vote of shareholders due to their beneficial ownership of 25% or more of the Fund’s outstanding voting securities. Unless otherwise noted, as of June 30, 2026, the only persons known by the Fund to own of record, or

ANNUAL FINANCIALS AND OTHER INFORMATION | 61

Additional Information (unaudited) (concluded)

June 30, 2026	NexPoint Funds I

beneficially 25% or more of the outstanding shares of the Fund were as follows:

Name and Address	Outstanding Shares Held	Percentage of Class (%)

NexPoint Event Driven Fund – Class A	—	—

NexPoint Event Driven Fund – Class C

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-2052	41,905	32.82%

NexPoint Event Driven Fund – Class Z

Highland Global Allocation Fund(1) 200 Crescent Court Dallas, TX 75202-2116	1,038,669	26.39%

Charles Schwab & Co. Inc. Attn: Mutual Funds Dept. 101 Montgomery St. San Francisco, CA 94105-1901	998,005	25.35%

NexPoint Merger Arbitrage Fund – Class A	—	—

NexPoint Merger Arbitrage Fund – Class C

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr. San Diego, CA 92121-3091	281,274	25.04%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-2052	565,851	50.38%

NexPoint Merger Arbitrage Fund – Class Z

Charles Schwab & Co. Inc. Attn: Mutual Funds Dept. 101 Montgomery St. San Francisco, CA 94105-1901	24,222,924	34.25%

National Financial Services LLC For Exclusive Benefit of Our Customers Attn: Mutual Fund Dept. 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	18,559,983	26.24%

NexPoint Credit Catalyst Fund – Class A

NexPoint Asset Management LP(1) 300 Crescent CT Suite 700 Dallas, TX 75201-7849	4	100.00%

NexPoint Credit Catalyst Fund – Class C

NexPoint Asset Management LP(1) 300 Crescent CT Suite 700 Dallas, TX 75201-7849	4	100.00%

NexPoint Credit Catalyst Fund – Class Z

Highland Opportunities and Income Fund(1) 300 Crescent CT Suite 700 Dallas, TX 75201-7849	1,057,098	100.00%

(1)

Certain shareholders identified above are registered investment companies or other pooled investment vehicles advised by the Adviser or by an affiliate of the Adviser. Each such shareholder, and any shareholder that beneficially owns 5% or more of a Fund’s outstanding voting securities, is an affiliated person of that Fund within the meaning of Section 2(a)(3) of the 1940 Act. Transactions between a Fund and its affiliated persons are subject to the restrictions of Section 17 of the 1940 Act and to the Funds’ related policies and procedures.

A person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or terms of the investment advisory agreement with the Adviser.

ANNUAL FINANCIALS AND OTHER INFORMATION | 62

Other Information (Form N-CSR Items 8-11) (unaudited)

June 30, 2026	NexPoint Funds I

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ANNUAL FINANCIALS AND OTHER INFORMATION | 63

Important Information About This Report

Investment Adviser

NexPoint Asset Management, L.P.

300 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

SS&C Technologies, Inc.

430 W. 7th Street, Suite 219424

Kansas City, Missouri 64105-1407

Underwriter

NexPoint Securities, Inc.

2515 McKinney Avenue, Suite 1100

Dallas, TX 75201

Custodian

Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Fund Counsel

K&L Gates LLP

1 Congress St., Suite 2900

Boston, MA 02114-2023

This report has been prepared for shareholders of NexPoint Event Driven Fund, NexPoint Merger Arbitrage Fund and NexPoint Credit Catalyst Fund (collectively, the “Funds”). As of January 1, 2021, paper copies of the Funds’ shareholder reports will no longer be sent by mail. Instead, the reports will be made available on https://www.nexpointassetmgmt.com/resources/#forms. you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the Funds or from your financial intermediary free of charge at any time. For additional information regarding how to access the Funds’ shareholder reports, or to request paper copies by mail, please call shareholder services at 1-877-665-1287.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the on the Funds’ website at www.nexpointassetmgmt.com.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Funds’ Forms N-PORT are available on the Funds’ website at www.nexpointassetmgmt.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

ANNUAL FINANCIALS AND OTHER INFORMATION | 64

NexPoint Funds I

c/o SS&C Technologies, Inc.

430 W 7th Street Suite 219424

Kansas City, MO 64105-1407

NexPoint Funds I

ANNUAL FINANCIALS AND OTHER INFORMATION, June 30, 2026

www.nexpointassetmgmt.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

NexPoint Event Driven Fund: Not Applicable.

NexPoint Merger Arbitrage Fund: Not Applicable.

NexPoint Credit Catalyst Fund: Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

NexPoint Event Driven Fund: Not Applicable.

NexPoint Merger Arbitrage Fund: Not Applicable.

NexPoint Credit Catalyst Fund: Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

NexPoint Event Driven Fund: Remuneration items are included as part of the Financial Statements filed under Item 7 of this form.

NexPoint Merger Arbitrage Fund: Remuneration items are included as part of the Financial Statements filed under Item 7 of this form.

NexPoint Credit Catalyst Fund: Remuneration items are included as part of the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

NexPoint Event Driven Fund: Not applicable.

NexPoint Merger Arbitrage Fund: Not applicable.

NexPoint Credit Catalyst Fund: Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) The code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable.

(a)(3) Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEXPOINT FUNDS I

By (Signature and Title): /s/ Frank Waterhouse

Frank Waterhouse

Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title): /s/ Frank Waterhouse

Frank Waterhouse

Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: September 4, 2026